--------------------------------------------------------------------------------
                             Important Information
--------------------------------------------------------------------------------

John Hancock(R) LOGO
--------------------
 JOHN HANCOCK FUNDS                                               April 15, 2002

Dear Shareholder:

I am writing to ask for your vote on important matters concerning your investment in John Hancock Core Growth Fund and/or John Hancock Core Value Fund.

You may be aware that in addition to Core Growth Fund and Core Value Fund, we offer John Hancock Core Equity Fund, which has a similar investment process but invests across both growth and value stocks. The trustees of your Fund(s) are proposing the merger of Core Growth Fund and Core Value Fund into Core Equity Fund. As a result of the merger of your Fund(s), you will receive shares of Core Equity Fund. The fund merger proposals have been unanimously approved by each Fund's board of trustees, who believe the mergers will benefit you by increased diversification, economies of scale and the potential for lower fund operating expenses. Proposed changes will also allow your investments(s) to be part of a larger investment pool.

The proposed mergers are detailed in the enclosed proxy statement and summarized in the Questions and Answers on the following page. I suggest you read both thoroughly before voting.

Your Vote Makes a Difference!
No matter what the size your investment may be, your vote is critical. I urge you to review the enclosed materials and to complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help avoid the need for additional mailings at your Fund's expense. For your convenience you may vote:

o By Mail -- a postage-paid envelope is enclosed

o By Internet at www.jhfunds.com -- select shareholder entryway and click on the proxy voting link

If you have any questions or need additional information, please contact your financial professional or call your Customer Service Representative at 1-800-225-5291, Monday through Friday between 8:00 A.M. and 8:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.

                                                Sincerely,

                                                /s/ Maureen R. Ford

                                                Maureen R. Ford
                                                Chairman and Chief Executive
                                                Officer

7988PX 4/02

[Q&A LOGO]

Q: Why are the changes being proposed?

A: Core Equity Fund has a larger asset base than both Core Growth Fund and Core
   Value Fund. In addition, Core Growth Fund's and Core Value Fund's operating expenses are both currently higher than Core Equity Fund's operating expenses. This expense differential exists although the Adviser is currently subsidizing both Core Growth Fund's and Core Value Fund's expenses. As a result of a merger with Core Equity Fund, shareholders of Core Growth Fund and Core Value Fund should experience lower overall expenses. Core Equity Fund's larger asset level and broader investment objective will also afford a larger universe of investment opportunities from which to choose, and may offer greater opportunity for future growth.

Q: What are the benefits of merging Core Growth and Core Value Funds into Core
   Equity Fund?

A: Your trustees firmly believe these mergers will eliminate the duplication of the legal, administrative and portfolio management responsibilities associated with managing different mutual funds with a similar investment process. In addition, your investment(s) will benefit from being part of a larger pool of assets, and may result in lower expenses.

Q: Will this change affect the number of shares I currently own? Will there be any tax implications?

A: While the market value of your shares will remain the same, the number of shares you own in the Core Equity Fund will differ from those currently held in your Fund(s). There are no tax implications (no Form 1099 will be generated).

Q: How do I vote?

A: In order to facilitate the proxy voting process you may vote using one of the following methods:

   o By Mail -- a postage-paid envelope is enclosed

   o By Internet at www.jhfunds.com -- select shareholder entryway and click on the proxy voting link

Q: Does my vote make a difference?

A: Whether you are a large or small investor, your vote is important, and we urge you to participate in this process. The board of trustees of your Fund(s) voted unanimously to recommend these changes, and your approval is needed to implement the changes.

JOHN HANCOCK CORE GROWTH FUND
JOHN HANCOCK CORE VALUE FUND
(each a "fund," and each a series of John Hancock Institutional Series Trust) 101 Huntington Avenue
Boston, MA 02199

Notice of Joint Special Meeting of Shareholders
Scheduled for May 29, 2002

This is the formal agenda for each fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of each fund:

A joint shareholder meeting for your fund(s) will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, May 29, 2002 at 9:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Core Growth Fund ("your fund" or "Core Growth Fund") and John Hancock Core Equity Fund ("Core Equity Fund"). Under this Agreement, your fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares would be distributed proportionately to you and the other shareholders of Core Growth Fund. Core Equity Fund would also assume Core Growth Fund's liabilities. Core Growth Fund's board of trustees recommends that you vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Core Value Fund ("your fund" or "Core Value Fund") and John Hancock Core Equity Fund ("Core Equity Fund"). Under this Agreement, your fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares would be distributed proportionately to you and the other shareholders of Core Value Fund. Core Equity Fund would also assume Core Value Fund's liabilities. Core Value Fund's board of trustees recommends that you vote FOR this proposal.

3.    Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on March 15, 2002 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, your fund will incur the cost of extra solicitations, which is indirectly borne by shareholders.

                                              By order of the board of trustees,

                                              Susan S. Newton
                                              Secretary

April 15, 2002

PROXY STATEMENT of

John Hancock Core Growth Fund
John Hancock Core Value Fund
(each an "Acquired Fund" or "your fund" and each a series of John Hancock Institutional Series Trust)
101 Huntington Avenue
Boston, MA 02199

PROSPECTUS for

John Hancock Core Equity Fund
(the "Acquiring Fund" and a series of John Hancock Capital Series) 101 Huntington Avenue
Boston, MA 02199

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganizations. Please read it carefully and retain it for future reference.

How Each Reorganization Will Work

   --------------------------------------------------------------------------------------
                  Acquired Fund        Acquiring Fund       Shareholders Entitled to Vote
   --------------------------------------------------------------------------------------
   Proposal 1     Core Growth Fund     Core Equity Fund     Core Growth Fund shareholders
   --------------------------------------------------------------------------------------
   Proposal 2     Core Value Fund      Core Equity Fund     Core Value Fund shareholders
   --------------------------------------------------------------------------------------

   o Each Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.

   o The Acquiring Fund will issue Class A shares to each Acquired Fund in an amount equal to the value of each Acquired Fund's net assets attributable to its Class A shares. These shares will be distributed to each Acquired Fund's Class A shareholders in proportion to their holdings on the reorganization date.

   o The Acquiring Fund will issue Class B shares to each Acquired Fund in an amount equal to the value of each Acquired Fund's net assets attributable to its Class B shares. These shares will be distributed to each Acquired Fund's Class B shareholders in proportion to their holdings on the reorganization date.

   o The Acquiring Fund will issue Class C shares to each Acquired Fund in an amount equal to the value of each Acquired Fund's net assets attributable to its Class C shares. These shares will be distributed to each Acquired Fund's Class C shareholders in proportion to their holdings on the reorganization date.

   o The Acquiring Fund will issue Class I shares to each Acquired Fund in an amount equal to the value of each Acquired Fund's net assets attributable to its Class I shares. These shares will be distributed to each Acquired Fund's Class I shareholders in proportion to their holdings on the reorganization date.

   o Each Acquired Fund will be terminated and fund shareholders will become shareholders of the Acquiring Fund.

   o Each reorganization will not result in income, gain or loss to shareholders for federal income tax purposes.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Each Acquired Fund's Trustees are Recommending the Reorganizations
The Acquired Funds' trustees believe that reorganizing each fund into a larger fund with similar investment policies will enable the shareholders of the funds to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that may contribute to a lower expense ratio. Therefore, the trustees recommend that Acquired Fund shareholders vote FOR the reorganizations.

---------------------------------------------------------------------------------------------------------------------
 Where to Get More Information
---------------------------------------------------------------------------------------------------------------------
 Class A, B and C prospectus of Core Equity Fund (the      In the same envelope as this proxy statement and
 "Acquiring Fund") dated March 1, 2002. Class I            prospectus. Incorporated by reference into this proxy
 prospectus of the Acquiring Fund dated March 1, 2002.     statement and prospectus.
--------------------------------------------------------
 The Acquiring Fund's annual report to shareholders
 dated December 31, 2001.
---------------------------------------------------------------------------------------------------------------------


 Class A, B and C prospectus for the Acquired Funds        On file with the Securities and Exchange Commission
 dated March 1, 2002, as supplemented. Class I             ("SEC") and available at no charge by calling 1-800-225-
 prospectus for the Acquired Funds dated July 2, 2001,     5291. Incorporated by reference into this proxy statement
 as supplemented.                                          and prospectus.


--------------------------------------------------------
 The Acquired Funds' annual and semiannual reports to
 shareholders.
--------------------------------------------------------


 A statement of additional information dated April 15, 2002. It contains additional information about the Acquired Funds and the Acquiring Fund.


---------------------------------------------------------------------------------------------------------------------
 To ask questions about this proxy statement and           Call our toll-free telephone
 prospectus.                                               number: 1-800-225-5291
---------------------------------------------------------------------------------------------------------------------

       The date of this proxy statement and prospectus is April 15, 2002.

TABLE OF CONTENTS

                                                                           Page
                                                                           -----
INTRODUCTION ...........................................................     3
PROPOSAL 1 -- CORE GROWTH FUND .........................................     4
  Summary ..............................................................     4
  Investment Risks .....................................................    11
  Proposal to Approve the Agreement and Plan of Reorganization .........    11
PROPOSAL 2 -- CORE VALUE FUND ..........................................    14
  Summary ..............................................................    14
  Investment Risks .....................................................    21
  Proposal to Approve the Agreement and Plan of Reorganization .........    21
FURTHER INFORMATION ON EACH REORGANIZATION .............................    23
CAPITALIZATION .........................................................    24
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES .....................    26
BOARDS' EVALUATION AND RECOMMENDATION ..................................    26
VOTING RIGHTS AND REQUIRED VOTE ........................................    26
INFORMATION CONCERNING THE MEETING .....................................    27
OWNERSHIP OF SHARES OF THE FUNDS .......................................    29
EXPERTS ................................................................    30
AVAILABLE INFORMATION ..................................................    30
EXHIBIT A -- Form of Agreement and Plan of Reorganization ..............    31

INTRODUCTION

This proxy statement and prospectus is being used by the Acquired Funds' board of trustees to solicit proxies to be voted at a special meeting of each Acquired Fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, May 29, 2002 at 9:00 A.M., Eastern Time. The purpose of the meeting is to consider proposals to approve Agreements and Plans of Reorganization providing for the reorganization of the Acquired Funds into the Acquiring Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about April 15, 2002.


For each proposal, this proxy statement and prospectus includes information that is specific to that proposal, including a summary of more complete information appearing later in the proxy statement. In addition, the information beginning on page 23 is relevant to all proposals. Please read carefully the sections of the proxy statement related specifically to your fund(s), the information relevant to all proposals, as well as Exhibit A and the enclosed materials.


Who is Eligible to Vote?
Shareholders of record on March 15, 2002 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1
Approval of Agreement and Plan of Reorganization Between
Core Growth Fund and Core Equity Fund

A proposal to approve an Agreement and Plan of Reorganization between Core Growth Fund and Core Equity Fund. Under this Agreement, Core Growth Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares would be distributed proportionately to the shareholders of Core Growth Fund. Core Equity Fund would also assume Core Growth Fund's liabilities. Core Growth Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of Core Growth Fund to Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
                                        Core Growth Fund                                        Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Business             A diversified series of John Hancock Institutional      A diversified series of John Hancock Capital Series,
                      Series Trust. The Trust is an open-end investment       an open-end investment management company
                      management company organized as a Massachusetts         organized as a Massachusetts business trust.
                      business trust.
------------------------------------------------------------------------------------------------------------------------------------
 Net assets as of     $48.2 million                                           $662.8 million
 December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
 Investment adviser,  Investment Adviser:                                     Investment Adviser:
 subadviser and       John Hancock Advisers, LLC                              John Hancock Advisers, LLC
 portfolio managers
                      Subadviser:                                             Subadviser:

                      Independence Investment LLC                             Independence Investment LLC
                      -A subsidiary of John Hancock Financial Services, Inc.  -A subsidiary of John Hancock Financial Services, Inc.
                      -Founded in 1982                                        -Founded in 1982
                      -Supervised by the adviser                              -Supervised by the adviser

                      Portfolio managers:                                     Portfolio managers:

                      -Team responsible for day-to-day investment             -Team responsible for day-to-day investment
                       management                                              management
------------------------------------------------------------------------------------------------------------------------------------
 Investment           The fund seeks capital appreciation. This objective     The fund seeks above-average total return (capital
 objective            can be changed without shareholder approval.            appreciation plus income). This objective may not be
                                                                              changed without shareholder approval.
------------------------------------------------------------------------------------------------------------------------------------
 Primary              The fund invests in a diversified portfolio of          The fund normally invests at least 80% of its assets
 investments          primarily large-capitalization stocks and emphasizes    in a diversified portfolio of equity securities which
                      stocks of companies with relatively high potential      are primarily large capitalization stocks. Equity
                      long-term earnings growth. The fund's risk profile is   securities include common and preferred stocks and
                      substantially similar to that of the Russell 1000       their equivalents. The portfolio's risk profile is
                      Growth Index. In normal market conditions, the fund is  similar to that of the S&P 500 Index. Under normal
                      almost entirely invested in stocks.                     circumstances, the fund is almost entirely invested
                                                                              in stocks.
------------------------------------------------------------------------------------------------------------------------------------
 Foreign securities   Each fund may invest in foreign securities that are U.S. dollar-denominated.
------------------------------------------------------------------------------------------------------------------------------------
 Diversification      The fund is diversified and, with respect to 75% of     The fund is diversified and cannot invest more than
                      total assets, cannot invest more than 5% of total       5% of total assets in securities of a single issuer.
                      assets in securities of a single issuer.
------------------------------------------------------------------------------------------------------------------------------------
 Derivatives          Each fund may make limited use of certain derivatives (investments whose value is based on indexes or securities).
------------------------------------------------------------------------------------------------------------------------------------
 Temporary            In abnormal market conditions, the fund may             In abnormal circumstances, the fund may
 defensive positions  temporarily invest extensively in investment-grade      temporarily invest more than 20% of its assets in
                      short-term securities. In these and other cases, the    investment-grade short-term securities. In these and
                      fund might not achieve its goal.                        other cases, the fund might not achieve its goal.
------------------------------------------------------------------------------------------------------------------------------------


In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Core Equity Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Core Equity Fund is commensurate with the amount of risk involved in the authorized investments of your fund. The investment objectives, policies and risks of the two funds are similar but not identical. In that regard, you should note that your fund's investment objective is to seek capital appreciation. On the other hand, Core Equity Fund's investment objective is to seek total return (capital appreciation plus income). In addition, your fund focuses on companies with high potential earnings growth and, with respect to 25% of its assets, can invest more than 5% of its assets in securities of single issuers.

-------------------------------------------------------------------------------------------------------------------------
 CLASSES OF SHARES
-------------------------------------------------------------------------------------------------------------------------
                                        Core Growth Fund                      Core Equity Fund
-------------------------------------------------------------------------------------------------------------------------
 Class A sales charges   The Class A shares of both funds have the same characteristics and fee structure.
 and 12b-1 fees          o Class A shares are offered with front-end sales charges ranging from 2% to 5% of the fund's offering price, depending on the amount invested.
                         o Class A shares are subject to a 12b-1 distribution fee equal to 0.30% annually of average net assets.
                         o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge ranging from 0.25% to 1.00% on shares sold within one year of purchase.
                         o Investors can combine multiple purchases of Class A shares to take advantage of breakpoints in the sales charge schedule.
                         o Sales charges are waived for the categories of investors listed in the funds' prospectuses.
-------------------------------------------------------------------------------------------------------------------------
 Class B sales charges   The Class B shares of both funds have the same characteristics and fee structure.
 and 12b-1 fees          o Class B shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) if sold within six years after purchase. The CDSC ranges from
                           1.00% to 5.00% depending on how long the shares are held. No CDSC is imposed on shares held more than six years.
                         o Class B shares are subject to 12b-1 distribution and service fees equal to 1.00% annually of average net assets.
                         o CDSCs are waived for the categories of investors listed in the funds' prospectus.
                         o Class B shares automatically convert to Class A shares after eight years.
-------------------------------------------------------------------------------------------------------------------------
 Class C sales charges   The Class C shares of both funds have the same characteristics and fee structure.
 and 12b-1 fees          o Class C shares are offered with a front-end sales charge equal to 1.00% of the fund's offering price.
                         o Class C shares are subject to a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.
                         o Class C shares are subject to 12b-1 distribution and service fees equal to 1.00% annually of average net assets.
                         o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of the investment.
-------------------------------------------------------------------------------------------------------------------------
 Class I sales charges   The Class I shares of both funds have the same characteristics and fee structure.
 and 12b-1 fees          o Class I shares of both funds have no sales charge and no 12b-1 fee.
                         o Class I shares are offered to certain types of investors, as listed in each fund's prospectus for Class I shares.
-------------------------------------------------------------------------------------------------------------------------
 12b-1 fees              o These fees are paid out of a fund's assets on an on-going basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.

-------------------------------------------------------------------------------------------------------------------------
BUYING, SELLING AND EXCHANGING SHARES
-------------------------------------------------------------------------------------------------------------------------
                                            Both Core Growth Fund and Core Equity Fund
-------------------------------------------------------------------------------------------------------------------------
 Buying shares           Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. After March 15, 2002,
                         investors will not be allowed to open new accounts in Core Growth Fund but can add to existing accounts.
-------------------------------------------------------------------------------------------------------------------------
 Minimum initial         Class A, Class B and Class C Shares: $1,000 for non-retirement accounts and $250 for retirement
 investment              accounts and group investments. Class I shares: $10,000. No minimum investment for retirement plans with at least 350 eligible employees.
-------------------------------------------------------------------------------------------------------------------------
 Exchanging shares       Shareholders may exchange their shares at net asset value with no sales charge for shares of the same class of any other John Hancock fund.
-------------------------------------------------------------------------------------------------------------------------
 Selling shares          Shareholders may sell their shares by submitting a proper written or telephone request to John
                         Hancock Signature Services, Inc.
-------------------------------------------------------------------------------------------------------------------------
 Net asset value         All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M. Eastern Time.
-------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2001, adjusted to reflect any changes. Core Equity Fund's Class I shares have no operational history. As a result, Class I expenses were projected based on expenses incurred by other classes of the Fund. Future expenses for all classes may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses
The board of trustees of another John Hancock fund, John Hancock Core Value Fund, has recommended that Core Value Fund also reorganize into Core Equity Fund. The reorganization of Core Growth Fund with Core Equity Fund, however, does not depend upon whether the reorganization involving Core Value Fund occurs. Your trustees expect the total expenses paid by Core Equity Fund to increase slightly if both reorganizations do occur.

The following expense table shows the hypothetical ("pro forma") expenses of Core Equity Fund assuming (1) that a reorganization with Core Growth Fund, but not John Hancock Core Value Fund, occurred on December 31, 2000 or (2) that a reorganization with both your fund and John Hancock Core Value Fund occurred on December 31, 2000. The expenses shown in both tables are based on fees and expenses incurred during the twelve months ended December 31, 2001. Core Equity Fund's Class I shares have no operational history. As a result, Class I expenses were projected based on expenses incurred by other classes of the Fund. Core Equity Fund's actual expenses after the reorganization may be greater or less than those shown. The pro forma examples contained in the expense table show what you would pay on a $10,000 investment if the reorganization had occurred on December 31, 2000. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of Core Equity Fund's actual expenses or returns, either past or future.

                                                                           Core Equity Fund      Core Equity Fund
                                                                              (PRO FORMA            (PRO FORMA
                                                                             for the year          for the year
                                                                           ended 12/31/01)       ended 12/31/01)
                                                                              (Assuming             (Assuming
                                                      Core      Core     reorganization with   reorganization with
                                                     Growth    Equity        Core Growth         Core Growth Fund
                                                      Fund      Fund          Fund only)       and Core Value Fund)
Shareholder transaction expenses                     Class A   Class A         Class A               Class A
-------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                           5.00%     5.00%           5.00%                 5.00%
Maximum sales charge imposed on reinvested
 dividends                                            none      none            none                  none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less(1)         none      none            none                  none
Redemption fee(2)                                     none      none            none                  none
Exchange fee                                          none      none            none                  none

Annual fund operating expenses
(as a % of average net assets)                       Class A   Class A         Class A               Class A
-------------------------------------------------------------------------------------------------------------------
Management fee                                        0.80%     0.75%           0.75%                 0.75%
Distribution and service (12b-1) fee                  0.30%     0.30%           0.30%                 0.30%
Other expenses                                        1.02%     0.42%           0.45%                 0.45%
Total fund operating expenses                         2.12%     1.47%           1.50%                 1.50%
Expense reduction(3)                                  0.21%     none            none                  none
Net fund operating expenses                           1.91%     1.47%           1.50%                 1.50%

(1) Except for investments of $1 million or more.

(2) Does not include wire redemption fee (currently $4.00).


(3) The adviser has agreed to limit Core Growth Fund's operating expenses, excluding 12b-1 and transfer agent fees, to 0.90% of the Fund's average daily net assets at least until June 30, 2002.

                                                                               Core Equity Fund      Core Equity Fund
                                                                                  (PRO FORMA            (PRO FORMA
                                                                                 for the year          for the year
                                                                               ended 12/31/01)       ended 12/31/01)
                                                                                  (Assuming             (Assuming
                                                      Core          Core     reorganization with   reorganization with
                                                     Growth        Equity        Core Growth         Core Growth Fund
                                                      Fund          Fund          Fund only)       and Core Value Fund)
Shareholder transaction expenses                     Class B       Class B         Class B               Class B
-----------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                           none          none            none                  none
Maximum sales charge imposed on reinvested
 dividends                                            none          none            none                  none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less            5.00%         5.00%           5.00%                 5.00%
Redemption fee(2)                                     none          none            none                  none
Exchange fee                                          none          none            none                  none

Annual fund operating expenses
(as a % of average net assets)                       Class B       Class B         Class B               Class B
---------------------------------------------------------------------------------------------------------------------------
Management fee                                        0.80%         0.75%           0.75%                 0.75%
Distribution and service (12b-1) fee                  1.00%         1.00%           1.00%                 1.00%
Other expenses                                        1.02%         0.42%           0.45%                 0.45%
Total fund operating expenses                         2.82%         2.17%           2.20%                 2.20%
Expense reduction(3)                                  0.21%         none            none                  none
Net fund operating expenses                           2.61%         2.17%           2.20%                 2.20%

Shareholder transaction expenses                     Class C       Class C         Class C               Class C
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                           1.00%         1.00%           1.00%                 1.00%
Maximum sales charge imposed on reinvested
 dividends                                            none          none            none                  none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less            1.00%         1.00%           1.00%                 1.00%
Redemption fee(2)                                     none          none            none                  none
Exchange fee                                          none          none            none                  none

Annual fund operating expenses
(as a % of average net assets)                       Class C       Class C         Class C               Class C
---------------------------------------------------------------------------------------------------------------------------
Management fee                                        0.80%         0.75%           0.75%                 0.75%
Distribution and service (12b-1) fee                  1.00%         1.00%           1.00%                 1.00%
Other expenses                                        1.02%         0.42%           0.45%                 0.45%
Total fund operating expenses                         2.82%         2.17%           2.20%                 2.20%
Expense reduction(3)                                  0.21%         none            none                  none
Net fund operating expenses                           2.61%         2.17%           2.20%                 2.20%

(1) Except for investments of $1 million or more.

(2) Does not include wire redemption fee (currently $4.00).


(3) The adviser has agreed to limit Core Growth Fund's operating expenses, excluding 12b-1 and transfer agent fees, to 0.90% of the Fund's average daily net assets at least until June 30, 2002.

                                                                               Core Equity Fund      Core Equity Fund
                                                                                  (PRO FORMA            (PRO FORMA
                                                                                 for the year          for the year
                                                                               ended 12/31/01)       ended 12/31/01)
                                                                                  (Assuming             (Assuming
                                                      Core          Core     reorganization with   reorganization with
                                                     Growth        Equity        Core Growth         Core Growth Fund
                                                      Fund          Fund          Fund only)       and Core Value Fund)
Shareholder transaction expenses                     Class I       Class I         Class I               Class I
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                           none          none             none                  none
Maximum sales charge imposed on reinvested
 dividends                                            none          none             none                  none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less            none          none             none                  none
Redemption fee                                        none          none             none                  none
Exchange fee                                          none          none             none                  none

Annual fund operating expenses
(as a % of average net assets)                       Class I       Class I         Class I               Class I
---------------------------------------------------------------------------------------------------------------------------


Management fee                                        0.80%         0.75%           0.75%                  0.75%
Distribution and service (12b-1) fee                  none          none            none                   none
Other expenses                                        0.36%         0.11%           0.12%                  0.12%
Total fund operating expenses                         1.16%         0.86%           0.87%                  0.87%
Expense reduction(1)                                  0.21%         none            none                   none
Net fund operating expenses                           0.95%         0.86%           0.87%                  0.87%

(1) The adviser has agreed to limit Core Growth Fund's operating expenses, excluding 12b-1 and transfer agent fees, to 0.90% of the Fund's average daily net assets at least until June 30, 2002.


Examples

                                                            Core Equity Fund        Core Equity Fund
                                                              (PRO FORMA)             (PRO FORMA)
                                                               (Assuming               (Assuming
                                     Core       Core      reorganization with     reorganization with
                                    Growth     Equity         Core Growth           Core Growth Fund
Class A                              Fund       Fund           Fund only)         and Core Value Fund)
------------------------------------------------------------------------------------------------------
Year 1                              $  695     $  642            $  645                  $  645
Year 3                              $1,122     $  942            $  950                  $  950
Year 5                              $1,573     $1,263            $1,278                  $1,278
Year 10                             $2,822     $2,170            $2,201                  $2,201

Class B -- assuming redemption
at end of period
----------------------------------------------------------------------------------------------------=-
Year 1                              $  775     $  720            $  723                  $  723
Year 3                              $1,165     $  979            $  988                  $  988
Year 5                              $1,680     $1,364            $1,380                  $1,380
Year 10                             $2,974     $2,326            $2,357                  $2,357

Class B -- assuming no redemption
------------------------------------------------------------------------------------------------------
Year 1                              $  275     $  220            $  223                  $  223
Year 3                              $  865     $  679            $  688                  $  688
Year 5                              $1,480     $1,164            $1,180                  $1,180
Year 10                             $2,974     $2,326            $2,357                  $2,357

                                                            Core Equity Fund        Core Equity Fund
                                                               (PRO FORMA              (PRO FORMA
                                                              for the year            for the year
                                                            ended 12/31/01)         ended 12/31/01)
                                                               (Assuming               (Assuming
                                     Core       Core      reorganization with     reorganization with
Class C -- assuming redemption      Growth     Equity         Core Growth           Core Growth Fund
at end of period                     Fund       Fund           Fund only)         and Core Value Fund)
------------------------------------------------------------------------------------------------------
Year 1                              $  471     $  417            $  420                  $  420
Year 3                              $  956     $  772            $  781                  $  781
Year 5                              $1,565     $1,253            $1,268                  $1,268
Year 10                             $3,209     $2,578            $2,609                  $2,609

Class C -- assuming no redemption
------------------------------------------------------------------------------------------------------
Year 1                              $  372     $  318            $  321                  $  321
Year 3                              $  956     $  772            $  781                  $  781
Year 5                              $1,565     $1,253            $1,268                  $1,268
Year 10                             $3,209     $2,578            $2,609                  $2,609

Class I
------------------------------------------------------------------------------------------------------
Year 1                              $  108     $   88            $   89                  $   89
Year 3                              $  359     $  274            $  278                  $  278
Year 5                              $  629     $  477            $  482                  $  482
Year 10                             $1,400     $1,061            $1,073                  $1,073


The Reorganization

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. Core Growth Fund will transfer all of its assets to Core Equity Fund. Core
   Equity Fund will assume Core Growth Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Core Equity Fund will issue to Core Growth Fund Class A shares in an amount equal to the net assets attributable to Core Growth Fund's Class A shares. These shares will immediately be distributed to Core Growth Fund's Class A shareholders in proportion to their holdings on the reorganization date. As a result, Class A shareholders of Core Growth Fund will end up as Class A shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Growth Fund Class B shares in an amount equal to the net assets attributable to Core Growth Fund's Class B shares. These shares will immediately be distributed to Core Growth Fund's Class B shareholders in proportion to their holdings on the reorganization date. As a result, Class B shareholders of Core Growth Fund will end up as Class B shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Growth Fund Class C shares in an amount equal to the net assets attributable to Core Growth Fund's Class C shares. These shares will immediately be distributed to Core Growth Fund's Class C shareholders in proportion to their holdings on the reorganization date. As a result, Class C shareholders of Core Growth Fund will end up as Class C shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Growth Fund Class I shares in an amount equal to the net assets attributable to Core Growth Fund's Class I shares. These shares will immediately be distributed to Core Growth Fund's Class I shareholders in proportion to their holdings on the reorganization date. As a result, Class I shareholders of Core Growth Fund will end up as Class I shareholders of Core Equity Fund.

 o After the shares are issued, Core Growth Fund will be terminated.

 o The reorganization will not result in gain or loss to shareholders for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the material federal income tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.

The following diagram shows how the reorganization would be carried out.

           ----------------------------                                      --------------------------------
                  Core Growth Fund                                                   Core Equity Fund
                  transfers assets                Core Growth Fund                 receives assets and
                 and liabilities to            assets and liabilities             assumes liabilities of
                  Core Equity Fund                                                   Core Growth Fund
           ---------------------------- -----------[RIGHT ARROW]-----------  --------------------------------

        ---------------    ---------------                                ------------------    ----------------
         Class A and B      Class C and I                                    Issues Class C      Issues Class A
         shareholders       shareholders   ---------[LEFT ARROW]---------     and I Shares        and B Shares
        ---------------    ---------------                                ------------------    ----------------
               |                                                                                        |
               |                        Core Growth Fund receives Core Equity Fund                      |
               |                         Class A, B, C & I shares and distributes                       |
               |                       them to Core Growth Fund's Class A, B, C & I                     |
               |                                       shareholders                                     |
               |                                                                                        |
               -------------------------------------[LEFT ARROW]-----------------------------------------

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

--------------------------------------------------------------------------------
 Fund Asset Breakpoints                    Core Growth Fund
--------------------------------------------------------------------------------
 First $500 million                             0.800%
--------------------------------------------------------------------------------
 Amount over $500 million                       0.750%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Fund Asset Breakpoints                    Core Equity Fund
--------------------------------------------------------------------------------
 First $750 million                             0.750%
--------------------------------------------------------------------------------
 Amount over $750 million                       0.700%
--------------------------------------------------------------------------------


Independence Investment, LLC ("Independence"), a wholly-owned subsidiary of John Hancock Financial Services, Inc., serves as subadviser to both the Acquired Fund and the Acquiring Fund. In this capacity, Independence has primary responsibility for making investment decisions for each fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. Independence receives its compensation from the adviser, and the funds pay no subadvisory fees over and above the management fee they pay to the adviser. Independence receives subadvisory fees from the adviser at the same rate for the Acquired Fund and the Acquiring Fund: 55% of the advisory fee received by the adviser. With respect to Core Growth Fund, Independence waived its subadvisory fee during the twelve month period ended December 31, 2001. Effective June 7, 2002, for Core Equity Fund, the subadvisory fee paid by the adviser to Independence will be reduced to 51% of the investment advisory fee received by the adviser.

Core Equity Fund's management fee rate of 0.75% and its pro forma management fee rate of 0.75% are lower than Core Growth Fund's management fee rate of 0.80%. Core Equity Fund's other expenses of 0.42% and its pro forma other expenses of 0.45% are also substantially lower than Core Growth Fund's other expenses of 1.02%. Both funds have the same 12b-1 fees for Class A shares (0.30%) and Class B and Class C shares (1.00%). Core Equity Fund's current annual Class A expense ratio (equal to 1.47% of average net assets) and its pro forma Class A expense ratio (equal to 1.50% of average net assets) are substantially lower than Core Growth Fund's current Class A expense ratio (equal to 1.91% of average net assets). Core Equity Fund's current annual Class B and Class C expense ratios (each equal to 2.17% of average net assets) and its pro forma Class B and Class C expense ratios (each equal to 2.20% of average net assets) are also substantially lower than Core Growth Fund's current Class B and Class C expense ratios (each equal to 2.61% of average net assets). Core Equity Fund's pro forma expense ratio for Class I of 0.87% is also lower than Core Growth Fund's current annual Class I expense ratio of 0.95%. Core Growth Fund's expense ratios referenced above are after the expense reduction and are substantially higher without the expense reduction, which may not be extended beyond June 30, 2002.

INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------------
                                            Core Growth Fund                                 Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
 Stock market risk         The value of securities in the fund may go down in response to overall stock market movements.
                           Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                           Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-----------------------------------------------------------------------------------------------------------------------------
 Manager risk              The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-----------------------------------------------------------------------------------------------------------------------------
 Investment                The large capitalization growth stocks in which    The large capitalization stocks in which
 category risk             the fund primarily invests could fall out of       the fund primarily invests could fall out of
                           favor with the market, causing the fund to         favor with the market, causing the fund to
                           underperform funds that focus on small or          underperform funds that focus on small or
                           medium capitalization stocks or on value stocks.   medium capitalization stocks.
-----------------------------------------------------------------------------------------------------------------------------
 Small and medium          The fund's investments in small or medium capitalization companies may be subject to larger and
 capitalization            more erratic price movements than investments in large capitalization companies.
 company risk
-----------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
-----------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------
 Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-----------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization
You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. Core Growth Fund will transfer all of its assets to Core Equity Fund and Core Equity Fund will assume all of Core Growth Fund's liabilities. This will result in the addition of Core Growth Fund's assets to Core Equity Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Core Equity Fund will issue to Core Growth Fund Class A shares in an amount equal to the net assets attributable to Core Growth Fund's Class A shares. As part of the liquidation of Core Growth Fund, these shares will immediately be distributed to Class A shareholders of record of Core Growth Fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of Core Growth Fund will end up as Class A shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Growth Fund Class B shares in an amount equal to the net assets attributable to Core Growth Fund's Class B shares. As part of the liquidation of Core Growth Fund, these shares will immediately be distributed to Class B shareholders of record of Core Growth Fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of Core Growth Fund will end up as Class B shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Growth Fund Class C shares in an amount equal to the net assets attributable to Core Growth Fund's Class C shares. As part of the liquidation of Core Growth Fund, these shares will immediately be distributed to Class C shareholders of record of Core Growth Fund in proportion to their holdings on the reorganization date. As a result, Class C shareholders of Core Growth Fund will end up as Class C shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Growth Fund Class I shares in an amount equal to the net assets attributable to Core Growth Fund's Class I shares. These shares will immediately be distributed to Core Growth Fund's Class I shareholders in proportion to their holdings on the reorganization date. As a result, Class I shareholders of Core Growth Fund will end up as Class I shareholders of Core Equity Fund.


 o After the shares are issued, the existence of Core Growth Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees of Core Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of Core Growth Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that shareholders may be better served by a fund offering greater diversification. Core Equity Fund has a larger asset size than your fund and invests in similar types of securities. Combining the funds' assets into a single investment portfolio will afford greater diversification.

Second, Core Equity Fund's total expenses are lower than Core Growth Fund's total expenses. As a result of the reorganization, shareholders of Core Growth Fund will experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay.

Third, that Core Equity Fund's Class A, B and C shares have performed better than Core Growth Fund's Class A, B and C shares over the one year period and since the inception of Core Growth Fund's Class A, B and C shares on July 1, 1999. (Core Equity Fund's Class I shares have no operational history.) While past performance cannot predict future results, the trustees believe that Core Equity Fund is better positioned than Core Growth Fund to continue to generate strong returns.

Fourth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Core Equity Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of Core Equity Fund considered that the reorganization presents an excellent opportunity for Core Equity Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Core Equity Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios. As discussed above, the advisory fee rates paid by your fund are higher than the rates paid by Core Equity Fund. In addition, your fund's current annual expense ratio is higher than Core Equity Fund's current and pro forma annual expense ratios.


Core Equity Fund's management fee rate of 0.75% and pro forma management fee rate of 0.75% are lower than Core Growth Fund's management fee rate of 0.80%. Core Equity Fund's other expenses of 0.42% and its pro forma other expenses of 0.45% are also substantially lower than Core Growth Fund's other expenses of 1.02%. Both funds have the same 12b-1 fees for Class A (0.30%) and Class B and Class C shares (1.00%). Core Equity Fund's current annual Class A expense ratio (1.47% of average net assets) and pro forma Class A expense ratio (1.50% of average net assets) are both substantially lower than Core Growth Fund's current Class A expense ratio (1.91% of average net assets). Core Equity Fund's current annual Class B and Class C expense ratios (each 2.17% of average net assets) and pro forma Class B and Class C expense ratios (each 2.20% of average net assets) are both also substantially lower than Core Growth Fund's current Class B and Class C expense ratios (each 2.61% of average net assets). Core Equity Fund's pro forma Class I expense ratio (0.87% of average net assets) is also lower than Core Growth Fund's current annual Class I expense ratio (0.95% of average net assets). Core Growth Fund's expense ratios referenced above are after the expense reduction and are substantially higher without the expense reduction, which may not be extended beyond June 30, 2002.


Comparative Performance. The trustees also considered details of the relative performance of your fund and Core Equity Fund, and determined which fund should be the surviving fund based in part on each fund's past performance record.

Unreimbursed Distribution and Shareholder Service Expenses
The boards of trustees of Core Growth Fund and Core Equity Fund have determined that, if the reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under Core Growth Fund's Rule 12b-1 Plans will be reimbursable expenses under Core Equity Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under Core Equity Fund's Rule 12b-1 Plans (0.30%, 1.00%, 1.00% and 0.00% of average daily net assets attributable to Class A shares, Class B shares, Class C shares and Class I shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of shares of Core Growth Fund and Core Equity Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent. Class I shares of Core Growth Fund and Class I shares of Core Equity Fund are not included in the table because these classes do not have Rule 12b-1 Plans.

                 Rule 12b-1 Payments and Unreimbursed Expenses

                                    Aggregate
                                  Dollar Amount
                                  of 12b-1 Fees            Unreimbursed          Unreimbursed
                                  Paid (for year            Rule 12b-1          Expenses as %
                                      ended                Expenditures         of Each Class'
                                   December 31,          (as of December         Average Net
Name of Fund                          2001)                 31, 2001)               Assets
----------------------------------------------------------------------------------------------
Core Growth Fund                  $   94,264 (A)         $2,126,015 (A)           7.46% (A)
                                  $  221,526 (B)         $  830,075 (B)           3.92% (B)
                                  $   18,980 (C)         $   46,250 (C)           2.45% (C)

Core Equity Fund                  $  905,642 (A)         $  562,627 (A)           0.19% (A)
                                  $4,253,417 (B)         $  120,190 (B)           0.03% (B)
                                  $  304,622 (C)         $   79,545 (C)           0.26% (C)
Pro Forma:
Core Equity Fund                  $  999,906 (A)         $2,688,642 (A)           0.82% (A)
Assuming reorganization           $4,474,943 (B)         $  950,265 (B)           0.21% (B)
with Core Growth Fund only        $  323,602 (C)         $  125,795 (C)           0.39% (C)

Assuming reorganization           $1,035,205 (A)         $2,760,322 (A)           0.81% (A)
with Core Growth Fund             $4,637,287 (B)         $1,001,678 (B)           0.22% (B)
and Core Value Fund               $  348,753 (C)         $  140,745 (C)           0.40% (C)


If the reorganization had taken place on December 31, 2000, the pro forma combined unreimbursed expenses of Core Equity Fund's Class A, Class B and Class C shares would have been higher than if no reorganization had occurred. Nevertheless, Core Equity Fund's assumption of Core Growth Fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under Core Equity Fund's Rule 12b-1 Plans. These payments will continue to be 0.30%, 1.00%, 1.00% and 0.00% of average daily net assets attributable to Class A, Class B, Class C and Class I shares, respectively.

John Hancock Funds, LLC may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if Core Equity Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

PROPOSAL 2
Approval of Agreement and Plan of Reorganization Between
Core Value Fund and Core Equity Fund

A proposal to approve an Agreement and Plan of Reorganization between Core Value Fund and Core Equity Fund. Under this Agreement, Core Value Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares would be distributed proportionately to the shareholders of Core Value Fund. Core Equity Fund would also assume Core Value Fund's liabilities. Core Value Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of Core Value Fund to Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
                                       Core Value Fund                                         Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Business             A diversified series of John Hancock Institutional      A diversified series of John Hancock Capital Series,
                      Series Trust. The Trust is an open-end investment       an open-end investment management company
                      management company organized as a Massachusetts         organized as a Massachusetts business trust.
                      business trust.
------------------------------------------------------------------------------------------------------------------------------------
 Net assets as of     $34.8 million                                           $662.8 million
 December 31,
 2001
------------------------------------------------------------------------------------------------------------------------------------
 Investment adviser,  Investment Adviser:                                     Investment Adviser:
 subadviser and       John Hancock Advisers, LLC                              John Hancock Advisers, LLC
 portfolio managers   Subadviser:                                             Subadviser:
                      Independence Investment LLC                             Independence Investment LLC
                      -A subsidiary of John Hancock Financial Services, Inc.  -A subsidiary of John Hancock Financial Services,
                      -Founded in 1982                                         Inc.
                      -Supervised by the adviser                              -Founded in 1982
                      Portfolio managers:                                     -Supervised by the adviser
                      -Team responsible for day-to-day investment             Portfolio managers:
                       management                                             -Team responsible for day-to-day investment
                                                                               management
------------------------------------------------------------------------------------------------------------------------------------
  Investment          The fund seeks above-average total return (capital      The fund seeks above-average total return (capital
  objective           appreciation plus income). This objective can be        appreciation plus income). This objective may not
                      changed without shareholder approval.                   be changed without shareholder approval.
------------------------------------------------------------------------------------------------------------------------------------
  Primary             The fund invests in a diversified portfolio of          The fund normally invests at least 80% of its assets
  investments         primarily large-capitalization stocks and emphasizes    in a diversified portfolio of equity securities which
                      relatively undervalued stocks and high dividend         are primarily large capitalization stocks. Equity
                      yields. The fund's risk profile is substantially        securities include common and preferred stocks and
                      similar to that of the Russell 1000 Value Index. In     their equivalents. The portfolio's risk profile is
                      normal market conditions, the fund is almost entirely   similar to that of the S&P 500 Index. Under normal
                      invested in stocks.                                     circumstances, the fund is almost entirely invested
                                                                              in stocks.
------------------------------------------------------------------------------------------------------------------------------------
  Foreign securities  Each fund may invest in foreign securities that are U.S. dollar-denominated.
------------------------------------------------------------------------------------------------------------------------------------
  Diversification     The fund is diversified and, with respect to 75% of     The fund is diversified and cannot invest more
                      total assets, cannot invest more than 5% of total       than 5% of total assets in securities of a single
                      assets in securities of a single issuer.                issuer.
------------------------------------------------------------------------------------------------------------------------------------
  Derivatives         Each fund may make limited use of certain derivatives (investments whose value is based on indexes or securities).
------------------------------------------------------------------------------------------------------------------------------------
  Temporary           In abnormal market conditions, the fund may             In abnormal circumstances, the fund may
  defensive           temporarily invest extensively in investment-grade      temporarily invest more than 20% of its assets in
  positions           short-term securities. In these and other cases, the    investment-grade short-term securities. In these and
                      fund might not achieve its goal.                        other cases, the fund might not achieve its goal.
------------------------------------------------------------------------------------------------------------------------------------


In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Core Equity Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Core Equity Fund is commensurate with the amount of risk involved in the authorized investments of your fund. The investment policies and risks of the two funds are similar but not identical. In that regard, you should note that your fund emphasizes relatively undervalued stocks and high dividend yields, whereas Core Equity Fund does not have such an investment focus. In addition, with respect to 25% of its assets, your fund can invest more than 5% of its assets in securities of single issuers.

 CLASSES OF SHARES
--------------------------------------------------------------------------------------------------------------------------
                                      Core Value Fund                                 Core Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 Class A sales charges   The Class A shares of both funds have the same characteristics and fee structure.
 and 12b-1 fees          o Class A shares are offered with front-end sales charges ranging from 2% to 5% of the fund's offering price, depending on the amount invested.
                         o Class A shares are subject to a 12b-1 distribution fee equal to 0.30% annually of average net assets.
                         o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge ranging from 0.25% to 1.00% on shares sold within one year of purchase.
                         o Investors can combine multiple purchases of Class A shares to take advantage of breakpoints in the sales charge schedule.
                         o Sales charges are waived for the categories of investors listed in the funds' prospectuses.
--------------------------------------------------------------------------------------------------------------------------
 Class B sales charges   The Class B shares of both funds have the same characteristics and fee structure.
 and 12b-1 fees          o Class B shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) if sold within six years after purchase. The CDSC ranges from
                           1.00% to 5.00% depending on how long the shares are held. No CDSC is imposed on shares held more than six years.
                         o Class B shares are subject to 12b-1 distribution and service fees equal to 1.00% annually of average net assets.
                         o CDSCs are waived for the categories of investors listed in the funds' prospectus.
                         o Class B shares automatically convert to Class A shares after eight years.
--------------------------------------------------------------------------------------------------------------------------
 Class C sales charges   The Class C shares of both funds have the same characteristics and fee structure.
 and 12b-1 fees          o Class C shares are offered with a front-end sales charge equal to 1.00% of the fund's offering price.
                         o Class C shares are subject to a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.
                         o Class C shares are subject to 12b-1 distribution and service fees equal to 1.00% annually of average net assets.
                         o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of the investment.
--------------------------------------------------------------------------------------------------------------------------
 Class I sales charges   The Class I shares of both funds have the same characteristics and fee structure.
 and 12b-1 fees          o Class I shares of both funds have no sales charge and no 12b-1 fee.
                         o Class I shares are offered to certain types of investors, as listed in each fund's prospectus for Class I shares.
--------------------------------------------------------------------------------------------------------------------------
 12b-1 fees              o These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 BUYING, SELLING AND EXCHANGING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                  Both Core Value Fund and Core Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 Buying shares           Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. After March 15, 2002,
                         investors will not be allowed to open new accounts in Core Value Fund but can add to existing accounts.
--------------------------------------------------------------------------------------------------------------------------
 Minimum initial         Class A, Class B and Class C Shares: $1,000 for non-retirement accounts and $250 for retirement
 investment              accounts and group investments. Class I shares: $10,000. No minimum investment for retirement plans with at least 350 eligible employees.
--------------------------------------------------------------------------------------------------------------------------
 Exchanging shares       Shareholders may exchange their shares at net asset value with no sales charge for shares of the same class of any other John Hancock fund.
--------------------------------------------------------------------------------------------------------------------------
 Selling shares          Shareholders may sell their shares by submitting a proper written or telephone request to John
                         Hancock Signature Services, Inc.
--------------------------------------------------------------------------------------------------------------------------
 Net asset value         All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M. Eastern Time.
--------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended December 31, 2001, adjusted to reflect any changes. Core Equity Fund's Class I shares have no operational history. As a result, Class I expenses were projected based on expenses incurred by other classes of the Fund. Future expenses for all share classes may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses
The board of trustees of another John Hancock fund, John Hancock Core Growth Fund, has recommended that Core Growth Fund also reorganize into Core Equity Fund. The reorganization of Core Value Fund with Core Equity Fund, however, does not depend upon whether the reorganization involving Core Growth Fund occurs. Your trustees expect the total expenses paid by Core Equity Fund to increase slightly if both reorganizations do occur.

The following expense table shows the hypothetical ("pro forma") expenses of Core Equity Fund assuming (1) that a reorganization with Core Value Fund, but not John Hancock Core Growth Fund, occurred on December 31, 2000 or (2) that a reorganization with both Core Value Fund and John Hancock Core Growth Fund occurred on December 31, 2000. The expenses shown in both tables are based on fees and expenses incurred during the twelve months ended December 31, 2001. Core Equity Fund's Class I shares have no operational history. As a result, Class I expenses were projected based on expenses incurred by other classes of the Fund. Core Equity Fund's actual expenses after the reorganization may be greater or less than those shown. The pro forma examples contained in the expense table show what you would pay on a $10,000 investment if the reorganization had occurred on December 31, 2000. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of Core Equity Fund's actual expenses or returns, either past or future.

                                                                                    Core Equity Fund      Core Equity Fund
                                                                                       (PRO FORMA            (PRO FORMA
                                                                                      for the year          for the year
                                                                                    ended 12/31/01)        ended 12/31/01)
                                                                                       (Assuming              (Assuming
                                                           Core          Core     reorganization with    reorganization with
                                                          Value         Equity         Core Value          Core Value Fund
                                                           Fund          Fund          Fund only)       and Core Growth Fund)
Shareholder transaction expenses                         Class A       Class A          Class A                Class A
-----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                               5.00%         5.00%            5.00%                  5.00%
Maximum sales charge imposed on reinvested dividends      none          none             none                   none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less(1)             none          none             none                   none
Redemption fee(2)                                         none          none             none                   none
Exchange fee                                              none          none             none                   none

Annual fund operating expenses
(as a % of average net assets)                           Class A       Class A          Class A                Class A
-----------------------------------------------------------------------------------------------------------------------------
Management fee                                           0.80%         0.75%            0.75%                  0.75%
Distribution and service (12b-1) fee                     0.30%         0.30%            0.30%                  0.30%
Other expenses                                           0.74%         0.42%            0.43%                  0.45%
Total fund operating expenses                            1.84%         1.47%            1.48%                  1.50%
Expense reduction(3)                                     0.32%         none             none                   none
Net fund operating expenses                              1.52%         1.47%            1.48%                  1.50%

(1) Except for investments of $1 million or more.

(2) Does not include wire redemption fee (currently $4.00).

(3) The adviser has agreed to limit Core Value Fund's operating expenses, excluding 12b-1 and transfer agent fees, to 0.90% of the fund's average daily net assets at least until June 30, 2002.

                                                                               Core Equity Fund      Core Equity Fund
                                                                                  (PRO FORMA            (PRO FORMA
                                                                                 for the year          for the year
                                                                               ended 12/31/01)        ended 12/31/01)
                                                                                  (Assuming              (Assuming
                                                      Core          Core     reorganization with    reorganization with
                                                     Value         Equity         Core Value          Core Value Fund
                                                      Fund          Fund          Fund only)       and Core Growth Fund)
Shareholder transaction expenses                    Class B       Class B           Class B                Class B
------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                          none          none             none                   none
Maximum sales charge imposed on reinvested
 dividends                                           none          none             none                   none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less           5.00%         5.00%            5.00%                  5.00%
Redemption fee(2)                                    none          none             none                   none
Exchange fee                                         none          none             none                   none

Annual fund operating expenses
(as a % of average net assets)                     Class B       Class B            Class B                Class B
------------------------------------------------------------------------------------------------------------------------
Management fee                                       0.80%         0.75%            0.75%                 0.75%
Distribution and service (12b-1) fee                 1.00%         1.00%            1.00%                 1.00%
Other expenses                                       0.74%         0.42%            0.43%                 0.45%
Total fund operating expenses                        2.54%         2.17%            2.18%                 2.20%
Expense reduction(3)                                 0.32%         none             none                   none
Net fund operating expenses                          2.22%         2.17%            2.18%                 2.20%

Shareholder transaction expenses                   Class C       Class C            Class C                Class C
------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                          1.00%         1.00%            1.00%                  1.00%
Maximum sales charge imposed on reinvested
 dividends                                           none          none             none                   none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less           1.00%         1.00%            1.00%                  1.00%
Redemption fee(2)                                    none          none             none                   none
Exchange fee                                         none          none             none                   none

Annual fund operating expenses
(as a % of average net assets)                     Class C       Class C            Class C                Class C
------------------------------------------------------------------------------------------------------------------------
Management fee                                       0.80%         0.75%            0.75%                  0.75%
Distribution and service (12b-1) fee                 1.00%         1.00%            1.00%                  1.00%
Other expenses                                       0.74%         0.42%            0.43%                  0.45%
Total fund operating expenses                        2.54%         2.17%            2.18%                  2.20%
Expense reduction(3)                                 0.32%         none             none                    none
Net fund operating expenses                          2.22%         2.17%            2.18%                  2.20%

(1) Except for investments of $1 million or more.

(2) Does not include wire redemption fee (currently $4.00).

(3) The adviser has agreed to limit Core Value Fund's operating expenses, excluding 12b-1 and transfer agent fees, to 0.90% of the fund's average daily net assets at least until June 30, 2002.

                                                                               Core Equity Fund      Core Equity Fund
                                                                                  (PRO FORMA            (PRO FORMA
                                                                                 for the year          for the year
                                                                               ended 12/31/01)        ended 12/31/01)
                                                                                  (Assuming              (Assuming
                                                      Core          Core     reorganization with    reorganization with
                                                     Value         Equity         Core Value          Core Value Fund
                                                      Fund          Fund          Fund only)       and Core Growth Fund)
Shareholder transaction expenses                    Class I        Class I         Class I                Class I
------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                          none          none             none                   none
Maximum sales charge imposed on reinvested
 dividends                                           none          none             none                   none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less           none          none             none                   none
Redemption fee                                       none          none             none                   none
Exchange fee                                         none          none             none                   none

Annual fund operating expenses
(as a % of average net assets)                      Class  I       Class I         Class I                Class I
------------------------------------------------------------------------------------------------------------------------
Management fee                                       0.80%         0.75%            0.75%                  0.75%
Distribution and service (12b-1) fee                 none          none             none                   none
Other expenses                                       0.47%         0.11%            0.12%                  0.12%
Total fund operating expenses                        1.27%         0.86%            0.87%                  0.87%
Expense reduction(2)                                 0.32%         none             none                   none
Net fund operating expenses                          0.95%         0.86%            0.87%                  0.87%

(1) Except for investments of $1 million or more.

(2) The adviser has agreed to limit Core Value Fund's operating expenses, excluding 12b-1 and transfer agent fees, to 0.90% of the fund's average daily net assets at least until June 30, 2002.

Examples

                                      Core Equity Fund        Core Equity Fund
                                        (PRO FORMA)              (PRO FORMA)
                                         (Assuming                (Assuming
               Core       Core      reorganization with      reorganization with
              Value      Equity          Core Value            Core Value Fund
Class A        Fund       Fund           Fund only)         and Core Growth Fund)
---------------------------------------------------------------------------------
Year 1       $  662      $  642            $  643                  $  645
Year 3       $1,035      $  942            $  945                  $  950
Year 5       $1,432      $1,263            $1,268                  $1,278
Year 10      $2,538      $2,170            $2,180                  $2,201

Class B -- assuming redemption
at end of period
---------------------------------------------------------------------------------
Year 1       $  741      $  720            $  721                  $  723
Year 3       $1,075      $  979            $  982                  $  988
Year 5       $1,536      $1,364            $1,370                  $1,380
Year 10      $2,692      $2,326            $2,336                  $2,357

Class B -- assuming no redemption
---------------------------------------------------------------------------------
Year 1       $  241      $  220            $  221                  $  223
Year 3       $  775      $  679            $  682                  $  688
Year 5       $1,336      $1,164            $1,170                  $1,180
Year 10      $2,692      $2,326            $2,336                  $2,357

                                                             Core Equity Fund        Core Equity Fund
                                                               (PRO FORMA)              (PRO FORMA)
                                                                (Assuming                (Assuming
                                      Core       Core      reorganization with      reorganization with
Class C -- assuming redemption       Value      Equity          Core Value            Core Value Fund
at end of period                      Fund       Fund           Fund only)         and Core Growth Fund)
--------------------------------------------------------------------------------------------------------

Year 1                              $  437      $  417            $  418                  $  420
Year 3                              $  868      $  772            $  775                  $  781
Year 5                              $1,423      $1,253            $1,258                  $1,268
Year 10                             $2,935      $2,578            $2,588                  $2,609

Class C -- assuming no redemption
--------------------------------------------------------------------------------------------------------
Year 1                              $  339      $  318            $  319                  $  420
Year 3                              $  868      $  772            $  775                  $  781
Year 5                              $1,423      $1,253            $1,258                  $1,268
Year 10                             $2,935      $2,578            $2,588                  $2,609

Class I
--------------------------------------------------------------------------------------------------------
Year 1                              $  113      $   88            $   89                  $   89
Year 3                              $  387      $  274            $  278                  $  278
Year 5                              $  682      $  477            $  482                  $  482
Year 10                             $1,520      $1,061            $1,073                  $1,073


The Reorganization
 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. Core Value Fund will transfer all of its assets to Core Equity Fund. Core Equity Fund will assume Core Value Fund's liabilities. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Core Equity Fund will issue to Core Value Fund Class A shares in an amount equal to the net assets attributable to Core Value Fund's Class A shares. These shares will immediately be distributed to Core Value Fund's Class A shareholders in proportion to their holdings on the reorganization date. As a result, Class A shareholders of Core Value Fund will end up as Class A shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Value Fund Class B shares in an amount equal to the net assets attributable to Core Value Fund's Class B shares. These shares will immediately be distributed to Core Value Fund's Class B shareholders in proportion to their holdings on the reorganization date. As a result, Class B shareholders of Core Value Fund will end up as Class B shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Value Fund Class C shares in an amount equal to the net assets attributable to Core Value Fund's Class C shares. These shares will immediately be distributed to Core Value Fund's Class C shareholders in proportion to their holdings on the reorganization date. As a result, Class C shareholders of Core Value Fund will end up as Class C shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Value Fund Class I shares in an amount equal to the net assets attributable to Core Value Fund's Class I shares. These shares will immediately be distributed to Core Value Fund's Class I shareholders in proportion to their holdings on the reorganization date. As a result, Class I shareholders of Core Value Fund will end up as Class I shareholders of Core Equity Fund.

 o After the shares are issued, Core Value Fund will be terminated.

 o The reorganization will not result in gain or loss to shareholders for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the material federal income tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.

The following diagram shows how the reorganization would be carried out.

           ----------------------------                                      --------------------------------
                  Core Value Fund                                                    Core Equity Fund
                  transfers assets                 Core Value Fund                 receives assets and
                 and liabilities to            assets and liabilities             assumes liabilities of
                  Core Equity Fund                                                    Core Value Fund
           ---------------------------- -----------[RIGHT ARROW]-----------  --------------------------------

        ---------------    ---------------                                ------------------    ----------------
         Class A and B      Class C and I                                    Issues Class C      Issues Class A
         shareholders       shareholders   ---------[LEFT ARROW]---------     and I Shares        and B Shares
        ---------------    ---------------                                ------------------    ----------------
               |                                                                                        |
               |                         Core Value Fund receives Core Equity Fund                      |
               |                         Class A, B, C & I shares and distributes                       |
               |                        them to Core Value Fund's Class A, B, C & I                     |
               |                                       shareholders                                     |
               |                                                                                        |
               -------------------------------------[LEFT ARROW]-----------------------------------------

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

Fund Asset Breakpoints                      Core Value Fund
--------------------------------------------------------------------------------
 First $500 million                             0.800%
--------------------------------------------------------------------------------
 Amount over $500 million                       0.750%
--------------------------------------------------------------------------------

Fund Asset Breakpoints                     Core Equity Fund
--------------------------------------------------------------------------------
 First $750 million                             0.750%
--------------------------------------------------------------------------------
 Amount over $750 million                       0.700%
--------------------------------------------------------------------------------

Independence Investment, LLC ("Independence"), a wholly-owned subsidiary of John Hancock Financial Services, Inc., serves as subadviser to both the Acquired Fund and the Acquiring Fund. In this capacity, Independence has primary responsibility for making investment decisions for each fund's investment portfolio and placing orders with brokers and dealers to implement those decisions. Independence receives its compensation from the adviser, and the Funds pay no subadvisory fees over and above the management fee they pay to the adviser. Independence receives subadvisory fees from the adviser at the same rate for the Acquired Fund and the Acquiring Fund: 55% of the advisory fee received by the adviser. With respect to Core Value Fund, Independence waived its subadvisory fee during the twelve month period ended December 31, 2001. Effective June 7, 2002, for Core Equity Fund, the subadvisory fee paid by the adviser to Independence will be reduced to 51% of the investment advisory fee received by the adviser.

Core Equity Fund's management fee rate of 0.75% and its pro forma management fee rate of 0.75% are lower than Core Value Fund's management fee rate of 0.80%. Core Equity Fund's other expenses of 0.42% and its pro forma other expenses of 0.43% are also substantially lower than Core Value Fund's other expenses of 0.74%. Both funds have the same 12b-1 fees for Class A shares (0.30%) and Class B and Class C shares (1.00%) although Core Value Fund's Class B distribution payment last year was 0.98%. Core Equity Fund's current annual Class A expense ratio (equal to 1.47% of average net assets) and its pro forma Class A expense ratio (equal to 1.48% of average net assets) are lower than Core Value Fund's current Class A expense ratio (equal to 1.52% of average net assets). Core Equity Fund's current annual Class B and Class C expense ratios (each equal to 2.17% of average net assets) and its pro forma Class B and Class C expense ratios (each equal to 2.18% of average net assets) are also lower than Core Value Fund's current Class B and Class C expense ratios (each equal to 2.22% of average net assets). Core Equity Fund's pro forma expense ratio for Class I of 0.87% is also lower than Core Value Fund's current annual Class I expense ratio of 0.95%. Core Value Fund's expense ratios referenced above are after the expense reduction and are substantially higher without the expense reduction, which may not be extended beyond June 30, 2002.

INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

                                            Core Value Fund                                Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
 Stock market risk         The value of securities in the fund may go down in response to overall stock market movements.
                           Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                           Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-----------------------------------------------------------------------------------------------------------------------------
 Manager risk              The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-----------------------------------------------------------------------------------------------------------------------------
 Investment                The large capitalization value stocks in which   The large capitalization stocks in which the
 category risk             the fund primarily invests could fall out of     fund primarily invests could fall out of
                           favor with the market, causing the fund to       favor with the market, causing the fund to
                           underperform funds that focus on small or        underperform funds that focus on small or
                           medium capitalization stocks or on growth        medium capitalization stocks.
                           stocks.
-----------------------------------------------------------------------------------------------------------------------------
 Small and medium          The fund's investments in small or medium capitalization companies may be subject to larger and
 capitalization            more erratic price movements than investments in large capitalization companies.
 company risk
-----------------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and social or political instability.
-----------------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------------
 Turnover risk             In general, the greater the volume of buying and selling by a fund (and the higher its
                           "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-----------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization
You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on June 7, 2002, but may occur on any later date before December 31, 2002. Core Value Fund will transfer all of its assets to Core Equity Fund and Core Equity Fund will assume all of Core Value Fund's liabilities. This will result in the addition of Core Value Fund's assets to Core Equity Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern Time, on the reorganization date.

 o Core Equity Fund will issue to Core Value Fund Class A shares in an amount equal to the net assets attributable to Core Value Fund's Class A shares. As part of the liquidation of Core Value Fund, these shares will immediately be distributed to Class A shareholders of record of Core Value Fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of Core Value Fund will end up as Class A shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Value Fund Class B shares in an amount equal to the net assets attributable to Core Value Fund's Class B shares. As part of the liquidation of Core Value Fund, these shares will immediately be distributed to Class B shareholders of record of Core Value Fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of Core Value Fund will end up as Class B shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Value Fund Class C shares in an amount equal to the net assets attributable to Core Value Fund's Class C shares. As part of the liquidation of Core Value Fund, these shares will immediately be distributed to Class C shareholders of record of Core Value Fund in proportion to their holdings on the reorganization date. As a result, Class C shareholders of Core Value Fund will end up as Class C shareholders of Core Equity Fund.

 o Core Equity Fund will issue to Core Value Class I shares in an amount equal to the net assets attributable to Core Value's Class I shares. These shares will immediately be distributed to Core Value's Class I shareholders in proportion to their holdings on the reorganization date. As a result, Class I shareholders of Core Value will become Class I shareholders of Core Equity Fund.


 o After the shares are issued, the existence of Core Value Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees of Core Value Fund believes that the proposed reorganization will be advantageous to the shareholders of Core Value Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that shareholders may be better served by a fund offering greater diversification. Core Equity Fund has a larger asset size than your fund and invests in similar types of securities. Combining the funds' assets into a single investment portfolio will afford greater diversification.

Second, Core Equity Fund's total expenses are lower than Core Value Fund's total expenses. As a result of the reorganization, shareholders of Core Value Fund will experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay.

Third, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Core Equity Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of Core Equity Fund considered that the reorganization presents an excellent opportunity for Core Equity Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Core Equity Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios. As discussed above, the advisory fee rates paid by your fund are higher than the rates paid by Core Equity Fund. In addition, your fund's current annual expense ratio is higher than Core Equity Fund's current and pro forma annual expense ratios.

Core Equity Fund's management fee rate of 0.75% and pro forma management fee rate of 0.75% are lower than Core Value Fund's management fee rate of 0.80%. Core Equity Fund's other expenses of 0.42% and its pro forma other expenses of 0.43% are also lower than Core Value Fund's other expenses of 0.74%. Both funds have the same 12b-1 fees for Class A shares (0.30%) and Class B and Class C shares (1.00%), although Core Value Fund's Class B distribution payment last year was 0.98%. Core Equity Fund's current annual Class A expense ratio (1.47% of average net assets) and pro forma Class A expense ratio (1.48% of average net assets) are both lower than Core Value Fund's current Class A expense ratio (1.52% of average net assets). Core Equity Fund's current annual Class B and Class C expense ratios (each 2.17% of average net assets) and pro forma Class B and Class C expense ratios (each 2.18% of average net assets) are both also lower than Core Value Fund's current Class B and Class C expense ratios (each 2.22% of average net assets). Core Equity Fund's pro forma Class I expense ratio (0.87% of average net assets) is also lower than Core Value Fund's current annual Class I expense ratio (0.95% of average net assets). Core Value Fund's expense ratios referenced above are after the expense reduction and are substantially higher without the expense reduction, which may not be extended beyond June 30, 2002.

Comparative Performance. The trustees also considered details of the relative performance of your fund and Core Equity Fund, and determined which fund should be the surviving fund based in part on each fund's past performance record.


Unreimbursed Distribution and Shareholder Service Expenses
The boards of trustees of Core Value Fund and Core Equity Fund have determined that, if the reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under Core Value Fund's Rule 12b-1 Plans will be reimbursable expenses under Core Equity Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under Core Equity Fund's Rule 12b-1 Plans (0.30%, 1.00%, 1.00% and 0.00% of average daily net assets attributable to Class A shares, Class B shares, Class C shares and Class I shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of shares of Core Value Fund and Core Equity Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent. Class I shares of Core Value Fund and Class I shares of Core Equity Fund are not included in the table because these classes do not have Rule 12b-1 Plans.

                  Rule 12b-1 Payments and Unreimbursed Expenses

                                   Aggregate
                                 Dollar Amount
                                 of 12b-1 Fees            Unreimbursed          Unreimbursed
                                 Paid (for year            Rule 12b-1          Expenses as %
                                     ended                Expenditures         of Each Class'
                                  December 31,          (as of December         Average Net
Name of Fund                         2001)                 31, 2001)               Assets
----------------------------------------------------------------------------------------------
Core Value Fund                   $   35,299 (A)         $   71,680 (A)           0.60% (A)
                                  $  162,344 (B)         $   51,413 (B)           0.30% (B)
                                  $   25,151 (C)         $   14,950 (C)           0.58% (C)

Core Equity Fund                  $  905,642 (A)         $  562,627 (A)           0.19% (A)
                                  $4,253,417 (B)         $  120,190 (B)           0.03% (B)
                                  $  304,622 (C)         $   79,545 (C)           0.26% (C)
Pro Forma:
Core Equity Fund                  $  940,941 (A)         $  634,307 (A)           0.20% (A)
Assuming reorganization           $4,415,761 (B)         $  171,603 (B)           0.04% (B)
with Core Value Fund only         $  329,773 (C)         $   94,495 (C)           0.29% (C)

Assuming reorganization           $1,035,205 (A)         $2,760,322 (A)           0.81% (A)
with Core Value Fund              $4,637,287 (B)         $1,001,678 (B)           0.22% (B)
and Core Growth Fund              $  348,753 (C)         $  140,745 (C)           0.40% (C)

If the reorganization had taken place on December 31, 2000, the pro forma combined unreimbursed expenses of Core Equity Fund's Class A and Class B shares would have been higher than if no reorganization had occurred. Nevertheless, Core Equity Fund's assumption of Core Value Fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under Core Equity Fund's Rule 12b-1 Plans. These payments will continue to be 0.30%, 1.00%, 1.00% and 0.00% of average daily net assets attributable to Class A, Class B, Class C and Class I shares, respectively.

John Hancock Funds, LLC may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if Core Equity Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

FURTHER INFORMATION ON EACH REORGANIZATION
Tax Status of Each Reorganization

Each reorganization will not result in gain or loss for federal income tax purposes and will not take place unless both funds in each respective reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the Acquired Funds, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, for federal income tax purposes:

 o No gain or loss will be recognized by each Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or
   (2) the distribution by each Acquired Fund of Acquiring Fund shares to Acquired Fund shareholders;

o No gain or loss will be recognized by the Acquiring Fund upon the receipt of each respective Acquired Fund's assets solely in exchange for the issuance of Acquiring Fund shares to each such Acquired Fund and the assumption of all of the Acquired Fund liabilities by the Acquiring Fund;

 o The basis of the assets of each Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of each respective Acquired Fund immediately before the transfer;

 o The tax holding period of the assets of each Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

 o The shareholders of each Acquired Fund will not recognize gain or loss upon the exchange of all their shares of the Acquired Funds solely for Acquiring Fund shares as part of the reorganization;

 o The basis of the Acquiring Fund shares received by Acquired Fund shareholders in the reorganization will be the same as the basis of the shares of each Acquired Fund surrendered in exchange therefor; and

 o The tax holding period of the Acquiring Fund shares that Acquired Fund shareholders receive will include the tax holding period of the shares of the Acquired Fund surrendered in the exchange, provided that the shares of the Acquired Fund were held as capital assets on the reorganization date.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of each Agreement and Plan of Reorganization
Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund(s) or deliver to your fund(s) a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund(s) may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Core Equity Fund shares. Shareholders may not redeem or transfer Core Equity Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. Core Equity Fund will not issue share certificates in the reorganization.

Conditions to Closing each Reorganization. The obligation of each Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of the Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from each respective Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of each respective Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Funds' declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of each respective Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of an Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, LLC will pay each Acquired Fund's reorganization costs and the Acquiring Fund will pay its costs incurred in connection with entering into and carrying out the provisions of the Agreements, whether or not the reorganization occurs. The expenses of each reorganization are estimated to be approximately $29,000 for each Acquired Fund and $15,500 for the Acquiring Fund.

CAPITALIZATION
With respect to each Proposal, the following tables set forth the capitalization of each fund as of December 31, 2001, and the pro forma combined capitalization of both funds as if each reorganization had occurred on that date. If a reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between December 31, 2001 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by each corresponding Acquired Fund on the reorganization date. The tables should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.


If the reorganization of your fund(s) had taken place on December 31, 2001:


                                Core Growth      Core Equity         Pro              Pro
Proposal 1                          Fund            Fund           Forma(1)         Forma(2)
-----------------------------------------------------------------------------------------------
 Net Assets (millions)             $48.2           $662.8           $711.0           $745.8
 Net Asset Value Per Share
   Class A                        $13.15           $26.61           $26.61           $26.61
   Class B                        $12.93           $25.71           $25.71           $25.71
   Class C                        $12.93           $25.70           $25.70           $25.70
   Class I                        $13.34          $26.61*          $26.61*          $26.61*
 Shares Outstanding
   Class A                     1,836,806        9,589,956       10,497,706       10,950,690
   Class B                     1,538,150       14,666,844       15,440,380       16,177,467
   Class C                       179,395        1,186,056        1,276,309        1,384,019
   Class I                       141,058             n/a*           70,670          108,507

(1) Assuming the reorganization of Core Value Fund into Core Equity Fund does not occur. If the reorganization of your fund only had taken place on December 31, 2001, approximately 0.494, 0.503, 0.503 and 0.501 Core Equity Fund Class A, B, C and I shares would have been issued for each share of Core Growth Fund Class A, B, C and I shares, respectively.

(2) Assuming the reorganization of Core Value Fund into Core Equity Fund occurs.

                                Core Value       Core Equity         Pro              Pro
Proposal 2                         Fund             Fund           Forma(1)         Forma(2)
-----------------------------------------------------------------------------------------------
 Net Assets (millions)             $34.8           $662.8           $697.6           $745.8
 Net Asset Value Per Share
   Class A                        $11.92           $26.61           $26.61           $26.61
   Class B                        $11.84           $25.71           $25.71           $25.71
   Class C                        $11.84           $25.70           $25.70           $25.70
   Class I                        $11.91          $26.61*          $26.61*          $26.61*
 Shares Outstanding
   Class A                     1,011,124        9,589,956       10,042,940       10,950,690
   Class B                     1,600,624       14,666,844       15,403,931       16,177,467
   Class C                       233,797        1,186,056        1,293,766        1,384,019
   Class I                        84,457             n/a*           37,837          108,507

(1) Assuming the reorganization of Core Growth Fund into Core Equity Fund does not occur. If the reorganization of your fund only had taken place on December 31, 2001, approximately 0.448, 0.461, 0.461 and 0.448 Core Equity Fund Class A, B, C and I shares would have been issued for each share of Core Value Fund Class A, B, C and I shares, respectively.

(2) Assuming the reorganization of Core Growth Fund into Core Equity Fund occurs.

* Core Equity Fund's Class I shares did not exist at December 31, 2001. Class A net asset value per share used for purposes of this schedule.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

Type of Information                    Headings in Each Prospectus
-------------------------------------------------------------------------------------------
Investment objective and policies      Goal and Strategy / Main Risks
Portfolio management                   Subadviser
Expenses                               Your Expenses
Custodian                              Business Structure
Shares of beneficial interest          Your Account: Choosing a Share Class
Purchase of shares                     Your Account: Choosing a Share Class, How Sales
                                       Charges are Calculated, Sales Charge Reductions and
                                       Waivers, Opening an Account, Buying Shares,
                                       Transaction Policies, Additional Investor Services
Redemption of sales of shares          Your Account: Selling Shares, How Sales Charges are
                                       Calculated, Transaction Policies
Dividends, distributions and taxes     Dividends and Account Policies

BOARDS' EVALUATION AND RECOMMENDATION
For the reasons described above, the board of trustees of each Acquired Fund, including the trustees who are not "interested persons" of either fund in each respective reorganization or the adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that each reorganization is in the best interests of each Acquired Fund and that the interests of Acquired Fund shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of Core Equity Fund, including the independent trustees, approved the reorganization. They also determined that each reorganization is in the best interests of Core Equity Fund and that the interests of Core Equity Fund's shareholders would not be diluted as a result of either reorganization.

--------------------------------------------------------------------------------
                The trustees of each Acquired Fund recommend that
           shareholders of each Acquired Fund vote for the proposal to approve the appropriate Agreement and Plan of Reorganization.
--------------------------------------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of each proposal described above requires the affirmative vote of a majority of the shares of each Acquired Fund outstanding and entitled to vote on each respective proposal. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

Shares                      Quorum                       Voting
---------------------------------------------------------------------------------------------------------------
In General                  All shares "present" in      Shares "present" in person will be voted in person at
                            person or by proxy are       the meeting. Shares present by proxy will be voted
                            counted toward a quorum.     in accordance with instructions.

Proxy with no Voting        Considered "present" at      Voted "for" a proposal.
Instruction (other than     meeting.
Broker Non-Vote)

Broker Non-Vote             Considered "present" at      Not voted. Same effect as a vote "against" a
                            meeting.                     proposal.

Vote to Abstain             Considered "present" at      Not voted. Same effect as a vote "against" a
                            meeting.                     proposal.

If the required approval of shareholders is not obtained with respect to a proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING
Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to each Acquired Fund at a cost of approximately $5,000 per fund.

Revoking Proxies
Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with the Acquired Funds' transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, or

o By returning a duly executed proxy with a later date before the time of the meeting, or

o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.


Outstanding Shares and Quorum
As of March 15, 2002 (the "record date"), the number of shares of beneficial interest of each Acquired Fund outstanding were as follows:

FUND                                                         SHARES OUTSTANDING
--------------------------------------------------------------------------------
Core Growth Fund
  Class A                                                         1,826,072
  Class B                                                         1,523,413
  Class C                                                           173,674
  Class I                                                           143,997
Core Value Fund
  Class A                                                           947,758
  Class B                                                         1,746,260
  Class C                                                           248,145
  Class I                                                            85,610


Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of each Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business
Each Acquired Fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposals. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments
If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of an Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone Voting
In addition to soliciting proxies by mail, by fax or in person, your fund(s) may also arrange to have votes recorded by telephone by officers and employees of your fund(s) or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

 o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

 o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

 o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

 o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

 o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting
You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders give their voting instructions, and to confirm that shareholders instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

 o Read the proxy statement and have your proxy card(s) at hand.

 o Go to the Web site www.jhfunds.com.

 o Select the shareholder entryway.

 o Select the proxy-voting link for your Fund(s).

 o Enter the "control number" found on your proxy card.

 o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

 o To insure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Shareholders' Proposals
The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 101 Huntington Avenue, Boston, Massachusetts 02199 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS


To the knowledge of each fund, as of March 15, 2002, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

                                                           Core Growth Fund
--------------------------------------------------------------------------------------------
    Names and Addresses of Owners of
         More Than 5% of Shares             Class A      Class B      Class C      Class I
--------------------------------------------------------------------------------------------
Sterling Trust Company                        5.68%           --          --            --
FBO COSCO 401k Profit Sharing Plan
1380 Lawrence Street Ste 1400
Denver CO

MLPF & S for the Sole Benefit of Its            --         10.80%         --            --
Customers
Attn: Fund Administration 973R9
4800 Deerlake Drive East 2nd Fl
Jacksonville FL

Sterling Trust Company                          --            --        6.70%           --
FBO Starry Associates RET Plan
1380 Lawrence Street Ste 1400
Denver CO

Independence Investment Associates              --            --          --         33.54%
53 State Street
Boston, MA

Sterling Trust Company                          --            --          --         22.91%
FBO ARA Individual Retirement
1380 Lawrence Street Ste 1400
Denver CO

Sterling Trust Company                          --            --          --         13.98%
FBO TL Cannon 401k Plan
1380 Lawrence Street Ste 1400
Denver CO

Sterling Trust Company                          --            --          --         10.86%
FBO Manistique Papers Inc. 401k
1380 Lawrence Street Ste 1400
Denver CO

Sterling Trust Company                          --            --          --          7.44%
FBO ARA 401k Savings Plan
1380 Lawrence Street Ste 1400
Denver CO

Sterling Trust Company                          --            --          --          6.45%
FBO Sealol Inc Retirement and 401k Plan
1380 Lawrence Street Ste 1400
Denver CO

                                                           Core Value Fund
--------------------------------------------------------------------------------------------
   Names and Addresses of Owners of
        More Than 5% of Shares               Class A     Class B      Class C      Class I
--------------------------------------------------------------------------------------------
Sterling Trust Company                        7.64%           --          --            --
FBO JP Chemical Co. Inc PS Plan
1380 Lawrence Street Ste 1400
Denver CO

MLPF & S for the Sole Benefit of Its            --         21.30%      14.10%           --
Customers
Attn: Fund Administration 973R9
4800 Deerlake Drive East 2nd Fl
Jacksonville FL

Independence Investment Associates              --            --          --         51.09%
53 State Street
Boston, MA

Independence Investment Associates              --            --          --         37.58%
Employee Deferred Compensation Plan
53 State Street
Boston, MA

Sterling Trust Company                          --            --          --         11.33%
FBO TL Cannon 401k Plan
1380 Lawrence Street Ste 1400
Denver CO

                                                          Core Equity Fund
--------------------------------------------------------------------------------------------
   Names and Addresses of Owners of
        More Than 5% of Shares               Class A     Class B      Class C      Class I
--------------------------------------------------------------------------------------------
MLPF & S for the Sole Benefit of Its            --         12.48%      14.63%           --
Customers
Attn: Fund Administration 973R9
4800 Deerlake Drive East 2nd Fl
Jacksonville FL

John Hancock Advisers, LLC                      --            --          --           100%*
101 Huntington Avenue
Boston, MA

* Represents $1,000 initial investment in Class I shares.

As of March 15, 2002, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.


EXPERTS
The financial statements and the financial highlights of Core Equity Fund for the period ended December 31, 2001 and Core Growth and Core Value funds for the period ended August 31, 2001 and for the period ended February 28, 2001 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for Core Growth Fund and Core Value Fund for the period ending February 28, 2001 have been independently audited by Deloitte & Touche LLP, and for Core Equity Fund for the period ending December 31, 2001 by PricewaterhouseCoopers, LLP, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION
Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.


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

                                                                      EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 1st day of March, 2002, by and between John Hancock Core Equity Fund (the "Acquiring Fund"), a series of John Hancock Capital Series, a Massachusetts business trust (the "Trust"), and ________________________ (the "Acquired Fund"), a series of John Hancock Institutional Series Trust, a Massachusetts business trust (the "Trust II"), each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of Class A shares, Class B shares, Class C shares, and Class I shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

   1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of Class A, Class B, Class C and/or Class I shares of beneficial interest of the Acquired Fund, as of the close of business on June 7, 2002 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of each class of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") attributable to the applicable class, assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

   1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

   1.4 On or as soon after the Closing Date as is conveniently practicable
       (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. Acquired Fund shareholders who own Class A shares of the Acquired Fund will receive Class A Acquiring Fund Shares, Acquired Fund shareholders who own Class B shares of the Acquired Fund will receive Class B Acquiring Fund Shares, Acquired Fund shareholders who own Class C shares of the Acquired Fund will receive Class C Acquiring Fund Shares, and Acquired Fund shareholders who own Class I shares of the Acquired Fund will receive Class I Acquiring Fund Shares. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

   1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

   1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

   1.8 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

   2.1 The net asset values of the Class A, Class B, Class C, and Class I Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund attributable to its Class A, Class B, Class C, and Class I shares to be transferred shall, in each case, be determined as of the close of business (4:00 P.M. Boston time) on the Closing Date. The net asset values of the Class A, Class B, Class C, and Class I Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund attributable to its Class A, Class B, Class C, and Class I shares to be transferred shall be computed by the Custodian by calculating the value of the assets of each class transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities of each class assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

   2.2 The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets attributable to a class, less the liabilities attributable to that class assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of the same class, all as determined in accordance with Paragraph 2.1 hereof.

   2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be June 7, 2002 or such other date on or before December 31, 2002 as the parties may agree. The Closing shall be held as of 5:00 P.M. at the offices of the Trust and the Trust II, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

   3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

   3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2002, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

   3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of each class of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 The Trust II on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

       (a) The Trust II is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust II nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust II;

       (c) The Trust II and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust II's Declaration of Trust, as amended and restated (the "Trust II's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquired Fund is a party or by which it is bound;

       (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

       (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

       (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of ________ and the related statement of operations (copies of which have been furnished to the Acquiring Fund) and the unaudited statements as of ________, present fairly in all material respects the financial condition of the Acquired Fund as of ______ and ________ and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

       (g) Since ________, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

       (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

       (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

       (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

       (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

       (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

       (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph
           5.7 hereof (other than written information furnished by the Acquir-ing Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

       (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

       (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

       (q) The Class A, Class B, and Class C prospectus of the Acquired Fund, dated _______ and the Class I prospectus of the Acquired Fund, dated _______ (the "Acquired Fund Prospectuses"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

       (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
           Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

   4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

       (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

       (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information for Class A, Class B, Class C and Class I shares of the Acquiring Fund, dated March 1, 2002, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

       (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

       (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

       (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of December 31, 2001 and the related statement of operations (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquiring Fund as of December 31, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

       (h) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

       (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

       (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

       (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

       (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

       (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
           Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

   5.1 Except as expressly contemplated herein to the contrary, the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

   5.2 The Trust II will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

   5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.4 The Trust II on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

   5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.6 The Trust II on behalf of the Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

   5.7 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

   5.8 The Trust II on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

   5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND

   The obligations of the Trust II on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

   6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Trust II on behalf of the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust II on behalf of the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquired Fund shall reasonably request; and

   6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

   The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

   7.1 All representations and warranties of the Trust II on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

   7.3 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Trust on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

   7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

   7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

   The obligations hereunder of the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date:

   8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust II's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust on behalf of the Acquiring Fund;

   8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust II or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

   8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

   8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

    8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust II nor the Trust may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

   9.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   10.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

   10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

   11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

        (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

        (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

        (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the
             Acquiring Fund's shareholders; or

        (d) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

   11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Trust II, or the Acquired Fund, or the Trustees or officers of the Trust or the Trust II, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

   Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109,
   Attention: Pamela J. Wilson, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

   14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by or on behalf of the Acquiring Fund or the Acquired Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

                              JOHN HANCOCK CAPITAL SERIES on behalf of
                              JOHN HANCOCK CORE EQUITY FUND

                              By:
                                 -----------------------------------------------
                                                 Maureen R. Ford
                                 Chairman, President and Chief Executive Officer

                              JOHN HANCOCK INSTITUTIONAL SERIES TRUST on behalf of

                              --------------------------------------------------

                              By:
                                 -----------------------------------------------
                                                Susan S. Newton
                                      Senior Vice President and Secretary

                             -----------------------

                                      Thank
                                       You
                                   for mailing
                                 your proxy card
                                    promptly!

                             -----------------------

[John Hancock(R) LOGO      John Hancock Funds, LLC
 Olympic Rings             MEMBER NASD
 WORLDWIDE SPONSOR]        101 Huntington Avenue
                           Boston, MA 02199-7063

                           1-800-225-5291
                           1-800-554-6713 TDD
                           1-800-338-8080 EASI-Line

                           www.jhfunds.com

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


JOHN HANCOCK CORE GROWTH FUND
SPECIAL MEETING OF SHAREHOLDERS - MAY 29, 2002
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) Maureen
R. Ford, Susan S. Newton and William H. King, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Core Growth Fund ("Core Growth Fund") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Core Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on May 29, 2002 at 9:00 a.m., Boston time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated April 15, 2002 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal.

                            Date                                        , 2002

                            PLEASE SIGN, DATE AND RETURN
                            PROMPTLY IN THE ENCLOSED ENVELOPE


                            ----------------------------------------------------

                            ----------------------------------------------------
                                            Signature(s)
                            NOTE: Signature(s) should
                            agree with the name(s)
                            printed herein. When
                            signing as attorney,
                            executor, administrator,
                            trustee or guardian, please
                            give your full name as
                            such. If a corporation,
                            please sign in full
                            corporate name by president
                            or other authorized
                            officer. If a partnership,
                            please sign in partnership
                            name by authorized person.

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


THIS PROXY WILL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

               PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW

(1) To approve an Agreement and Plan of Reorganization between John Hancock Core Growth Fund ("Core Growth Fund") and John Hancock Core Equity Fund ("Core Equity Fund"). Under this Agreement, Core Growth Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Growth Fund. Core Equity Fund will also assume Core Growth Fund's liabilities.

         FOR      |_|                AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

                                                                 ---------------
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You can now submit your voting instructions online.  To do so, please enter your
Proxy Control Number in the area below. Your Internet Voting Control Number is located on your voting instruction card and is identified as Control Number or Internet Control Number. If you have received multiple voting instruction cards, each card has its own control number; you will need to login and provide your voting instructions separately for each such distinct Control Number.

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reserved.

John Hancock Institutional Series Trust Proxy                    PROXY DIRECT TM
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Shareholder:     ALAMO SAMPLE CARD
                 280 OSER AVE
                 HAUPPAUGE, NY 11788

Acount:          123456789 / 271-XXXX-              John Hancock
                 XXXX-123                         ------------------
                                                  JOHN HANCOCK FUNDS
Previous vote:   No Previous Vote Collected



---------------------------------------------------------------------------------------------------------------
                       Applicable Campaign Proposals                Mark All    (For)     (Against)   (Board)
---------------------------------------------------------------------------------------------------------------
1   JOHN HANCOCK ACTIVE BOND FUND                                               o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Active Bond Fund ("Active Bond Fund") and John Hancock Bond Fund ("Bond
    Fund"). Under this Agreement, Active Bond Fund would transfer all of its assets to Bond Fund in exchange for Class I shares of Bond Fund.
    These shares will be distributed proportionately to you and the other shareholders of Active Bond Fund. Bond Fund will also assume Active
    Bond Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
1   JOHN HANCOCK CORE GROWTH FUND                                               o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Growth Fund ("Core Growth Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Growth Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Growth Fund. Core Equity Fund will also assume Core Growth Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK INDEPENDENCE BALANCED FUND                                     o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Independence Balanced Fund ("Independence Balanced Fund") and John
    Hancock Balanced Fund ("Balanced Fund"). Under this Agreement,
    Independence Balanced Fund would transfer all of its assets to Balanced
    Fund in exchange for Class I shares of Balanced Fund. These shares will be distributed proportionately to you and the other shareholders of
    Independence Balanced Fund. Balanced Fund will also assume Independence
    Balanced Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK CORE VALUE FUND                                                o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Value Fund ("Core Value Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Value Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Value Fund. Core Equity Fund will also assume Core Value Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
3   JOHN HANCOCK INTERNATIONAL EQUITY FUND                                      o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    International Equity Fund ("International Equity Fund") and John
    Hancock International Fund ("International Fund"). Under this
    Agreement, International Equity Fund would transfer all of its assets to International Fund in exchange for Class I shares of International
    Fund. These shares will be distributed proportionately to you and the other shareholders of International Equity Fund. International Fund
    will also assume International Equity Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
4   JOHN HANCOCK MEDIUM CAPITALIZATION GROWTH FUND                              o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Medium Capitalization Growth Fund ("Medium Capitalization Growth Fund")
    and John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund"). Under
    this Agreement, Medium Capitalization Growth Fund would transfer all of its assets to Mid Cap Growth Fund in exchange for Class I shares of Mid
    Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of Medium Capitalization Growth Fund.
    Mid Cap Growth Fund will also assume Medium Capitalization Growth
    Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
5   JOHN HANCOCK SMALL CAP EQUITY FUND                                          o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Small Cap Equity Fund Y ("Small Cap Equity Fund Y") and John Hancock
    Small Cap Equity Fund ("Small Cap Equity Fund"). Under this Agreement,
    Small Cap Equity Fund Y would transfer all of its assets to Small Cap
    Equity Fund in exchange for Class I shares of Small Cap Equity Fund.
    These shares will be distributed proportionately to you and the other shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund will also assume Small Cap Equity Fund Y's liabilities.
---------------------------------------------------------------------------------------------------------------
                                                             Voting Instructions
                                                             -------------------

Enter your e-mail address here if you would like an email confirmation of your
vote.  [               ]

i Answers have been marked acording to your last recorded vote. Please change responses as appropriate before submission. If you have questions regarding any of the proposals, please call (631) 231-7900.

                                                     [ ] Cancel     [ ] Continue

--------------------------------------------------------------------------------
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


John Hancock Institutional Series Trust Proxy                    PROXY DIRECT TM
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--------------------------------------------------------------------------------

                                  John Hancock
                               ------------------
                               JOHN HANCOCK FUNDS

Thank you. Your voting instructions have been submitted for processing.

If necessary, you can revisit Internet Voting site any time before the Meeting
Date on Saturday, October 4, 2002 at 10:00 AM [ET] to submit new voting instructions.

This is the summary of your voting instructions delivered to John Hancock Funds.
It is not a receipt or vote confirmation. You may print this page for your records.

Instructions submitted on Tuesday March 5, 2002
Transaction Code: 2341234123-963381236



1   JOHN HANCOCK ACTIVE BOND FUND                                               Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Active Bond Fund ("Active Bond Fund") and John Hancock Bond Fund ("Bond
    Fund"). Under this Agreement, Active Bond Fund would transfer all of its assets to Bond Fund in exchange for Class I shares of Bond Fund.
    These shares will be distributed proportionately to you and the other shareholders of Active Bond Fund. Bond Fund will also assume Active
    Bond Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
1   JOHN HANCOCK CORE GROWTH FUND                                               Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Growth Fund ("Core Growth Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Growth Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Growth Fund. Core Equity Fund will also assume Core Growth Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK INDEPENDENCE BALANCED FUND                                     Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Independence Balanced Fund ("Independence Balanced Fund") and John
    Hancock Balanced Fund ("Balanced Fund"). Under this Agreement,
    Independence Balanced Fund would transfer all of its assets to Balanced
    Fund in exchange for Class I shares of Balanced Fund. These shares will be distributed proportionately to you and the other shareholders of
    Independence Balanced Fund. Balanced Fund will also assume Independence
    Balanced Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK CORE VALUE FUND                                                Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Value Fund ("Core Value Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Value Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Value Fund. Core Equity Fund will also assume Core Value Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
3   JOHN HANCOCK INTERNATIONAL EQUITY FUND                                      Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    International Equity Fund ("International Equity Fund") and John
    Hancock International Fund ("International Fund"). Under this
    Agreement, International Equity Fund would transfer all of its assets to International Fund in exchange for Class I shares of International
    Fund. These shares will be distributed proportionately to you and the other shareholders of International Equity Fund. International Fund
    will also assume International Equity Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
4   JOHN HANCOCK MEDIUM CAPITALIZATION GROWTH FUND                              Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Medium Capitalization Growth Fund ("Medium Capitalization Growth Fund")
    and John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund"). Under
    this Agreement, Medium Capitalization Growth Fund would transfer all of its assets to Mid Cap Growth Fund in exchange for Class I shares of Mid
    Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of Medium Capitalization Growth Fund.
    Mid Cap Growth Fund will also assume Medium Capitalization Growth
    Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
5   JOHN HANCOCK SMALL CAP EQUITY FUND                                          Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Small Cap Equity Fund Y ("Small Cap Equity Fund Y") and John Hancock
    Small Cap Equity Fund ("Small Cap Equity Fund"). Under this Agreement,
    Small Cap Equity Fund Y would transfer all of its assets to Small Cap
    Equity Fund in exchange for Class I shares of Small Cap Equity Fund.
    These shares will be distributed proportionately to you and the other shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund will also assume Small Cap Equity Fund Y's liabilities.
---------------------------------------------------------------------------------------------------------------

If you wish to vote another card, please click here.

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



                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


JOHN HANCOCK CORE VALUE FUND
SPECIAL MEETING OF SHAREHOLDERS - MAY 29, 2002
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) Maureen
R. Ford, Susan S. Newton and William H. King, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Core Value Fund ("Core Value Fund") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Core Value Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on May 29, 2002 at 9:00 a.m., Boston time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated April 15, 2002 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal.

                                    Date                               , 2002

                                    PLEASE SIGN, DATE AND RETURN
                                    PROMPTLY IN THE ENCLOSED ENVELOPE


                                    --------------------------------------------

                                    --------------------------------------------
                                                   Signature(s)
                                    NOTE: Signature(s) should
                                    agree with the name(s)
                                    printed herein. When
                                    signing as attorney,
                                    executor, administrator,
                                    trustee or guardian, please
                                    give your full name as
                                    such. If a corporation,
                                    please sign in full
                                    corporate name by president
                                    or other authorized
                                    officer. If a partnership,
                                    please sign in partnership
                                    name by authorized person.

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


THIS PROXY WILL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

               PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW

(1) To approve an Agreement and Plan of Reorganization between John Hancock Core Value Fund ("Core Value Fund") and John Hancock Core Equity Fund ("Core Equity Fund"). Under this Agreement, Core Value Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Value Fund. Core Equity Fund will also assume Core Value Fund's liabilities.

         FOR      |_|                AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

                                                                 ---------------
Shareholder Login                                                PROXY DIRECT TM
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You can now submit your voting instructions online.  To do so, please enter your
Proxy Control Number in the area below. Your Internet Voting Control Number is located on your voting instruction card and is identified as Control Number or Internet Control Number. If you have received multiple voting instruction cards, each card has its own control number; you will need to login and provide your voting instructions separately for each such distinct Control Number.

--------------------------------------------------------------------------------
Enter Control Number here: [   ] [   ] [   ] [   ] Continue
--------------------------------------------------------------------------------

Your browser must support JavaScript 1.1 or higher and be able to accept cookies in order to continue. Click on HELP button at the top for more information and navigation tips. If you are unable to vote yor proxy using this service because of technical difficulties, you should refer to your Proxy Package for other voting options.


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C 2001 PROXY DIRECT TM - Service of ALAMO Direct Mail Svcs, Inc. All rights reserved.

John Hancock Institutional Series Trust Proxy                    PROXY DIRECT TM
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

Shareholder:     ALAMO SAMPLE CARD
                 280 OSER AVE
                 HAUPPAUGE, NY 11788

Acount:          123456789 / 271-XXXX-              John Hancock
                 XXXX-123                         ------------------
                                                  JOHN HANCOCK FUNDS
Previous vote:   No Previous Vote Collected



---------------------------------------------------------------------------------------------------------------
                       Applicable Campaign Proposals                Mark All    (For)     (Against)   (Board)
---------------------------------------------------------------------------------------------------------------
1   JOHN HANCOCK ACTIVE BOND FUND                                               o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Active Bond Fund ("Active Bond Fund") and John Hancock Bond Fund ("Bond
    Fund"). Under this Agreement, Active Bond Fund would transfer all of its assets to Bond Fund in exchange for Class I shares of Bond Fund.
    These shares will be distributed proportionately to you and the other shareholders of Active Bond Fund. Bond Fund will also assume Active
    Bond Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
1   JOHN HANCOCK CORE GROWTH FUND                                               o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Growth Fund ("Core Growth Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Growth Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Growth Fund. Core Equity Fund will also assume Core Growth Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK INDEPENDENCE BALANCED FUND                                     o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Independence Balanced Fund ("Independence Balanced Fund") and John
    Hancock Balanced Fund ("Balanced Fund"). Under this Agreement,
    Independence Balanced Fund would transfer all of its assets to Balanced
    Fund in exchange for Class I shares of Balanced Fund. These shares will be distributed proportionately to you and the other shareholders of
    Independence Balanced Fund. Balanced Fund will also assume Independence
    Balanced Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK CORE VALUE FUND                                                o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Value Fund ("Core Value Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Value Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Value Fund. Core Equity Fund will also assume Core Value Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
3   JOHN HANCOCK INTERNATIONAL EQUITY FUND                                      o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    International Equity Fund ("International Equity Fund") and John
    Hancock International Fund ("International Fund"). Under this
    Agreement, International Equity Fund would transfer all of its assets to International Fund in exchange for Class I shares of International
    Fund. These shares will be distributed proportionately to you and the other shareholders of International Equity Fund. International Fund
    will also assume International Equity Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
4   JOHN HANCOCK MEDIUM CAPITALIZATION GROWTH FUND                              o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Medium Capitalization Growth Fund ("Medium Capitalization Growth Fund")
    and John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund"). Under
    this Agreement, Medium Capitalization Growth Fund would transfer all of its assets to Mid Cap Growth Fund in exchange for Class I shares of Mid
    Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of Medium Capitalization Growth Fund.
    Mid Cap Growth Fund will also assume Medium Capitalization Growth
    Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
5   JOHN HANCOCK SMALL CAP EQUITY FUND                                          o For    o Against    o Abstain
    To approve an Agreement and Plan of Reorganization between John Hancock
    Small Cap Equity Fund Y ("Small Cap Equity Fund Y") and John Hancock
    Small Cap Equity Fund ("Small Cap Equity Fund"). Under this Agreement,
    Small Cap Equity Fund Y would transfer all of its assets to Small Cap
    Equity Fund in exchange for Class I shares of Small Cap Equity Fund.
    These shares will be distributed proportionately to you and the other shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund will also assume Small Cap Equity Fund Y's liabilities.
---------------------------------------------------------------------------------------------------------------
                                                             Voting Instructions
                                                             -------------------

Enter your e-mail address here if you would like an email confirmation of your
vote.  [               ]

i Answers have been marked acording to your last recorded vote. Please change responses as appropriate before submission. If you have questions regarding any of the proposals, please call (631) 231-7900.

                                                     [ ] Cancel     [ ] Continue

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------


John Hancock Institutional Series Trust Proxy                    PROXY DIRECT TM
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                  John Hancock
                               ------------------
                               JOHN HANCOCK FUNDS

Thank you. Your voting instructions have been submitted for processing.

If necessary, you can revisit Internet Voting site any time before the Meeting
Date on Saturday, October 4, 2002 at 10:00 AM [ET] to submit new voting instructions.

This is the summary of your voting instructions delivered to John Hancock Funds.
It is not a receipt or vote confirmation. You may print this page for your records.

Instructions submitted on Tuesday March 5, 2002
Transaction Code: 2341234123-963381236



1   JOHN HANCOCK ACTIVE BOND FUND                                               Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Active Bond Fund ("Active Bond Fund") and John Hancock Bond Fund ("Bond
    Fund"). Under this Agreement, Active Bond Fund would transfer all of its assets to Bond Fund in exchange for Class I shares of Bond Fund.
    These shares will be distributed proportionately to you and the other shareholders of Active Bond Fund. Bond Fund will also assume Active
    Bond Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
1   JOHN HANCOCK CORE GROWTH FUND                                               Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Growth Fund ("Core Growth Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Growth Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Growth Fund. Core Equity Fund will also assume Core Growth Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK INDEPENDENCE BALANCED FUND                                     Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Independence Balanced Fund ("Independence Balanced Fund") and John
    Hancock Balanced Fund ("Balanced Fund"). Under this Agreement,
    Independence Balanced Fund would transfer all of its assets to Balanced
    Fund in exchange for Class I shares of Balanced Fund. These shares will be distributed proportionately to you and the other shareholders of
    Independence Balanced Fund. Balanced Fund will also assume Independence
    Balanced Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
2   JOHN HANCOCK CORE VALUE FUND                                                Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Core Value Fund ("Core Value Fund") and John Hancock Core Equity Fund
    ("Core Equity Fund"). Under this Agreement, Core Value Fund would transfer all of its assets to Core Equity Fund in exchange for shares of Core Equity Fund. These shares will be distributed proportionately to you and the other shareholders of Core Value Fund. Core Equity Fund will also assume Core Value Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
3   JOHN HANCOCK INTERNATIONAL EQUITY FUND                                      Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    International Equity Fund ("International Equity Fund") and John
    Hancock International Fund ("International Fund"). Under this
    Agreement, International Equity Fund would transfer all of its assets to International Fund in exchange for Class I shares of International
    Fund. These shares will be distributed proportionately to you and the other shareholders of International Equity Fund. International Fund
    will also assume International Equity Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
4   JOHN HANCOCK MEDIUM CAPITALIZATION GROWTH FUND                              Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Medium Capitalization Growth Fund ("Medium Capitalization Growth Fund")
    and John Hancock Mid Cap Growth Fund ("Mid Cap Growth Fund"). Under
    this Agreement, Medium Capitalization Growth Fund would transfer all of its assets to Mid Cap Growth Fund in exchange for Class I shares of Mid
    Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of Medium Capitalization Growth Fund.
    Mid Cap Growth Fund will also assume Medium Capitalization Growth
    Fund's liabilities.
---------------------------------------------------------------------------------------------------------------
5   JOHN HANCOCK SMALL CAP EQUITY FUND                                          Voted For
    To approve an Agreement and Plan of Reorganization between John Hancock
    Small Cap Equity Fund Y ("Small Cap Equity Fund Y") and John Hancock
    Small Cap Equity Fund ("Small Cap Equity Fund"). Under this Agreement,
    Small Cap Equity Fund Y would transfer all of its assets to Small Cap
    Equity Fund in exchange for Class I shares of Small Cap Equity Fund.
    These shares will be distributed proportionately to you and the other shareholders of Small Cap Equity Fund Y. Small Cap Equity Fund will also assume Small Cap Equity Fund Y's liabilities.
---------------------------------------------------------------------------------------------------------------

If you wish to vote another card, please click here.

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



                                     Part B

                       Statement of Additional Information

                          JOHN HANCOCK CORE EQUITY FUND
               (the "Acquiring Fund" and a series of John Hancock
                                 Capital Series)

                          JOHN HANCOCK CORE GROWTH FUND
                          JOHN HANCOCK CORE VALUE FUND
                 (Each an "Acquired Fund", and each a series of
                       John Hancock Institutional Series)

                              101 Huntington Avenue
                                Boston, MA 02199
                                 1-800-225-5291

                                 April 15, 2002

This Statement of Additional Information provides additional information and is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus that is also dated April 15, 2002. This Statement of Additional Information provides additional information about John Hancock Core Equity Fund and the Funds that it is acquiring, John Hancock Core Growth Fund and John Hancock Core Value Fund. Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling John Hancock Signature Services, Inc., at 1-800-225-5291.

                                Table Of Contents

                                                                            Page
Introduction                                                                  3
Note Regarding Pro Forma Financial Information                                3
Additional Information about the Acquiring Fund                               3
General Information and History                                               3
Investment Objective and Policies                                             3
Management of the Acquiring Fund                                              3
Control Persons and Principal Holders of Shares                               3
Investment Advisory and Other Services                                        3
Brokerage Allocation                                                          3
Capital Stock and Other Securities                                            3
Purchase, Redemption and Pricing of Acquiring Fund Shares                     3
Tax Status                                                                    4
Underwriters                                                                  4
Calculation of Performance Data                                               4
Financial Statements                                                          4
                                                                              4
Additional Information about the Acquired Funds
General Information and History                                               4
Investment Objective and Policies                                             4
Management of the Acquired Funds                                              4
Investment Advisory and Other Services                                        4
Brokerage Allocation                                                          4
Capital Stock and Other Securities                                            4
Purchase, Redemption and Pricing of Acquired Fund shares                      5
Tax Status                                                                    5
Underwriters                                                                  5
Calculation of Performance Data                                               5
Financial Statements                                                          5

Exhibits


A - Statement of Additional Information, dated March 1, 2002, of the Acquiring Fund including audited financial statements as of December 31, 2001.

B - Statement of Additional Information, dated April 5, 2002, of the Acquired Funds including unaudited financial statements as of August 31, 2001 and audited financial statements as of February 28, 2001.

                                  INTRODUCTION

This Statement of Additional Information ("SAI") is intended to supplement the information provided in a proxy statement and prospectus dated April 15, 2002 . The proxy statement and prospectus has been sent to the shareholders of the Acquired Funds in connection with the solicitation by the Trustees of the Acquired Funds of proxies to be voted at the Special Meeting of Shareholders of the Acquired Funds to be held on May 29, 2002. This Statement of Additional Information incorporates by reference the Statement of Additional Information of the Acquiring Fund, dated March 1, 2002, and the Statements of Additional Information of the Acquired Funds, each dated April 5, 2002. The SAI for the Acquiring Fund and the SAIs for the Acquired Funds are included with this Statement of Additional Information.

                 NOTE REGARDING PRO FORMA FINANCIAL INFORMATION

In accordance with Item 14(a)(2) of Form N-14, pro forma financial statements were not prepared for the proposed reorganizations of the Acquired Funds into the Acquiring Fund, since the net asset value of each Acquired Fund did not exceed ten percent of the net asset value of the Acquiring Fund on February 12, 2002.

                 Additional Information About the Acquiring Fund
                 -----------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquiring Fund generally and its history, see "Organization of the Fund" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Objective and Policies
---------------------------------
For additional information about the Acquiring Fund's investment objective, policies and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquiring Fund SAI attached hereto as Exhibit A.

Management of the Acquiring Funds
---------------------------------
For additional information about the Acquiring Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquiring Fund SAI attached hereto as Exhibit A.

Control Persons and Principal Holders of Shares
-----------------------------------------------
For additional information about control persons of the Acquiring Fund and principal holders of shares of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquiring Fund's investment adviser, sub-adviser, custodian, transfer agent and independent accounts, see "Investment Advisory and Other Services", "Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio", and "Independent Auditors" in the Acquiring Fund SAI attached hereto as Exhibit A.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund SAI attached hereto as Exhibit A.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquiring Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquiring Fund SAI attached hereto as Exhibit A.

Purchase, Redemption and Pricing of Acquiring Fund Shares
---------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquiring Fund's shares, see "Net Asset Value", "Sales Compensation", "Special Redemptions", "Additional Services and Programs", and "Purchase and Redemptions through Third Parties" in the Acquiring Fund SAI attached hereto as Exhibit A.

Tax Status
----------
For additional information about the tax status of the Acquiring Funds, see "Tax Status" in the Acquiring Fund SAI, attached hereto as Exhibit A..

Underwriters
------------
For additional information about the Acquiring Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquiring Fund, see "Distribution Contracts" in the Acquiring Fund SAI attached hereto as Exhibit A.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquiring Fund, see "Calculation of Performance" in the Acquiring Fund SAI attached hereto as Exhibit A.

Financial Statements
--------------------
Audited annual financial statements of the Acquiring Fund at December 31, 2001 are attached to the Acquiring Fund SAI, which is attached hereto as Exhibit A.


                 Additional Information About the Acquired Funds
                 -----------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquired Funds generally and their history, see "Organization of the Fund" in each Acquired Fund's SAI attached hereto as Exhibit B.

Investment Objective and Policies
---------------------------------
For additional information about the Acquired Funds' investment objectives, policies and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in each Acquired Fund's SAI attached hereto as Exhibit B.

Management of Acquired Funds
----------------------------
For additional information about the Acquired Funds' Board of Trustees, officers and management personnel, see "Those Responsible for Management" in each Acquired Fund's SAI attached hereto as Exhibit B.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquired Funds' investment adviser, subadviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio" and "Independent Auditors" in each Acquired Fund's SAI attached hereto as Exhibit B.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquired Funds' brokerage allocation practices, see "Brokerage Allocation" in each Acquired Fund's SAI attached hereto as Exhibit B.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquired Funds' shares of beneficial interest, see "Description of the Fund's Shares" in each Acquired Fund's SAI attached hereto as Exhibit B.

Purchase, Redemption and Pricing of Acquired Fund Shares
--------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquired Fund's shares, see "Net Asset Value", "Sales Compensation", "Additional Services and Programs", "Special Redemptions" and "Purchases and Redemptions Through Third Parties" in each Acquired Fund's SAI attached hereto as Exhibit B.

Tax Status
----------
For additional information about the tax status of the Acquired Funds, see "Tax Status" in each Acquired Fund's SAI attached hereto as Exhibit B.

Underwriters
------------
For additional information about the Acquired Funds' principal underwriter and the distribution contract between the principal underwriter and the Acquired Funds, see "Distribution Contracts" in each Acquired Fund's SAI attached hereto as Exhibit B.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquired Funds, see "Calculation of Performance" in each Acquired Fund's SAI attached hereto as Exhibit B.

Financial Statements
--------------------

Audited annual financial statements of the Acquired Funds at February 28, 2001 and unaudited semi-annual financial statements as of August 31, 2001 are attached to each Acquired Fund's SAI, which are attached hereto as Exhibit B.


                                       3